ANNUAL REPORT
PHOENIX LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2015

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AB VPS Balanced Wealth Strategy Portfolio – Class B		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 1,023,096		$ 1,037,583		$ 654,532		$ 3,910,879
Total assets	$ 1,023,096		$ 1,037,583		$ 654,532		$ 3,910,879
Total net assets	$ 1,023,096		$ 1,037,583		$ 654,532		$ 3,910,879
Net assets:
Accumulation units	$ 1,003,436		$ 1,008,589		$ 654,532		$ 3,910,389
Contracts in payout (annuitization) period	$ 19,660		$ 28,994		$ -		$ 490
Total net assets	$ 1,023,096		$ 1,037,583		$ 654,532		$ 3,910,879
Units outstanding	535,216		808,359		368,219		1,958,549
Investment shares held	15,175		95,454		7,152		201,592
Investments at cost	$ 521,353		$ 1,082,480		$ 554,255		$ 2,450,417
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.72	282	$ 1.33	4,507	$ 1.81	7,836	$ 2.10	128,501
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.10	14,152
Group Strategic Edge®	$ 1.73	12,889	$ -	-	$ 1.78	5,332	$ 2.03	31,581
Phoenix Dimensions® Option 1	$ -	-	$ 1.30	172,701	$ -	-	$ 1.82	24,461
Phoenix Dimensions® Option 2	$ -	-	$ 1.28	49,216	$ 1.74	15,267	$ 1.77	1,165
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.26	261,984	$ -	-	$ 1.85	51,533
Phoenix Investor’s Edge® Option 2	$ 2.60	782	$ 1.25	56,983	$ -	-	$ 1.81	138,698
Phoenix Spectrum Edge® Option 1	$ 2.94	6,091	$ -	-	$ -	-	$ 1.98	100,801
Phoenix Spectrum Edge® Option 2	$ 2.88	1,668	$ -	-	$ 1.78	951	$ 1.94	249,970
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.99	3,101
The Big Edge Choice®—NY	$ 1.72	40,589	$ -	-	$ 1.76	2,717	$ 1.99	39,334
The Big Edge Plus®	$ 1.73	330,423	$ 1.30	262,968	$ 1.78	334,807	$ 2.03	1,163,993
The Phoenix Edge®—VA NY Option 1	$ 2.31	114,656	$ -	-	$ 1.83	1,309	$ 2.13	5,748
The Phoenix Edge®—VA NY Option 2	$ 2.46	27,836	$ -	-	$ -	-	$ 2.03	5,511
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
Assets:
Investments at fair value	$ 265,628		$ 5,402,420		$ 1,678,649		$ 12,235,335
Total assets	$ 265,628		$ 5,402,420		$ 1,678,649		$ 12,235,335
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ -		$ 4
Total net assets	$ 265,628		$ 5,402,420		$ 1,678,649		$ 12,235,331
Net assets:
Accumulation units	$ 265,628		$ 5,204,068		$ 1,595,481		$ 11,731,387
Contracts in payout (annuitization) period	$ -		$ 198,352		$ 83,168		$ 503,944
Total net assets	$ 265,628		$ 5,402,420		$ 1,678,649		$ 12,235,331
Units outstanding	160,429		3,581,094		809,058		13,230,593
Investment shares held	17,499		496,546		263,939		12,235,335
Investments at cost	$ 225,047		$ 5,642,282		$ 2,111,266		$ 12,235,335
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.69	8,165	$ 1.72	51,383	$ 2.20	30,942	$ 0.94	324,687
Freedom Edge®	$ -	-	$ 1.26	29,270	$ -	-	$ 0.91	19,276
Group Strategic Edge®	$ -	-	$ 1.63	74,710	$ 2.05	27,041	$ 0.93	448,985
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 0.93	330,218
Phoenix Dimensions® Option 2	$ 1.62	784	$ 1.23	1,673	$ -	-	$ 0.91	25,884
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 0.93	164
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ -	-	$ 0.87	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.33	89,407	$ 2.11	6,174	$ 0.91	74,211
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.30	341,247	$ 2.06	8,436	$ 0.90	55,597
Phoenix Spectrum Edge® Option 1	$ 1.67	219	$ 1.43	391,809	$ 2.30	27,197	$ 0.94	84,916
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.40	665,923	$ 2.25	26,651	$ 0.93	494,010
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.37	8,056	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 0.93	75,231
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.21	40,798	$ 1.47	18,844	$ 0.92	94,849
Retirement Planner's Edge	$ -	-	$ 1.44	22,422	$ -	-	$ 0.92	61,433
Templeton Investment Plus	$ -	-	$ -	-	$ -	-	$ 0.92	6,043,492
The Big Edge Choice®—NY	$ 1.64	2,897	$ 1.62	130,784	$ 2.01	62,595	$ 0.92	171,947
The Big Edge Plus®	$ 1.65	148,364	$ 1.63	1,403,976	$ 2.05	544,309	$ 0.93	4,736,210
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.54	249,444	$ 2.36	48,915	$ 0.95	83,964
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.47	80,192	$ 2.21	7,954	$ 0.93	105,519
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 11,050,629		$ 3,695,095		$ 1,482,700		$ 2,236,745
Total assets	$ 11,050,629		$ 3,695,095		$ 1,482,700		$ 2,236,745
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ 1		$ -		$ -
Total net assets	$ 11,050,629		$ 3,695,094		$ 1,482,700		$ 2,236,745
Net assets:
Accumulation units	$ 10,983,647		$ 3,693,073		$ 1,455,037		$ 2,212,846
Contracts in payout (annuitization) period	$ 66,982		$ 2,021		$ 27,663		$ 23,899
Total net assets	$ 11,050,629		$ 3,695,094		$ 1,482,700		$ 2,236,745
Units outstanding	5,144,945		2,116,327		1,098,284		1,717,467
Investment shares held	327,038		116,564		22,612		182,741
Investments at cost	$ 7,192,076		$ 2,149,734		$ 715,262		$ 2,254,390
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.21	318,074	$ 1.55	12,711	$ 1.27	4,178	$ 1.34	41,776
Freedom Edge®	$ 2.50	4,276	$ 2.23	2,603	$ -	-	$ -	-
Group Strategic Edge®	$ 2.10	75,830	$ 1.45	33,504	$ 1.24	40,104	$ 1.31	2,453
Phoenix Dimensions® Option 1	$ 1.99	2,690	$ 1.99	118,346	$ -	-	$ 1.31	171,306
Phoenix Dimensions® Option 2	$ 1.93	9,744	$ 1.94	145,730	$ 1.93	16,442	$ 1.28	96,099
Phoenix Income Choice®	$ -	-	$ 1.95	858	$ -	-	$ 1.31	446
Phoenix Investor’s Edge® Option 1	$ 2.50	44,851	$ 2.02	33,138	$ 1.74	7,903	$ 1.27	61,745
Phoenix Investor’s Edge® Option 2	$ 2.45	94,682	$ 1.98	138,162	$ 1.70	6,723	$ 1.25	88,992
Phoenix Spectrum Edge® Option 1	$ 2.67	114,865	$ 2.15	84,652	$ 1.88	48,960	$ 1.33	6,200
Phoenix Spectrum Edge® Option 2	$ 2.61	68,168	$ 2.11	345,024	$ 1.84	95,197	$ 1.31	186,805
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.80	2,172	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.61	271,951	$ -	-	$ 1.30	164,366
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.59	378,419	$ -	-	$ 1.29	312,323
Retirement Planner's Edge	$ 2.48	7,348	$ -	-	$ 1.61	23,467	$ -	-
The Big Edge Choice®—NY	$ 2.08	307,904	$ 1.51	33,968	$ 1.21	68,520	$ 1.30	902
The Big Edge Plus®	$ 2.10	3,951,012	$ 1.45	491,848	$ 1.24	761,460	$ 1.31	570,317
The Phoenix Edge®—VA NY Option 1	$ 2.58	109,198	$ 1.82	24,944	$ 1.67	18,451	$ 1.36	13,737
The Phoenix Edge®—VA NY Option 2	$ 2.46	36,303	$ 1.89	469	$ 1.41	4,707	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
Assets:
Investments at fair value	$ 98,309		$ 4,441,058		$ 6,866,389		$ 118,620
Total assets	$ 98,309		$ 4,441,058		$ 6,866,389		$ 118,620
Total net assets	$ 98,309		$ 4,441,058		$ 6,866,389		$ 118,620
Net assets:
Accumulation units	$ 98,309		$ 4,441,058		$ 6,820,766		$ 118,620
Contracts in payout (annuitization) period	$ -		$ -		$ 45,623		$ -
Total net assets	$ 98,309		$ 4,441,058		$ 6,866,389		$ 118,620
Units outstanding	60,701		3,367,862		3,716,974		69,344
Investment shares held	13,866		312,751		357,624		7,768
Investments at cost	$ 137,761		$ 5,130,712		$ 5,680,876		$ 70,643
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.35	8,994	$ 1.94	247,153	$ 1.76	3,595
Freedom Edge®	$ -	-	$ 1.37	101,322	$ 1.83	56,139	$ -	-
Group Strategic Edge®	$ -	-	$ 1.32	2,219	$ 2.36	12,308	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 1.41	370,378	$ 1.51	340,423	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.38	257,793	$ 1.47	237,236	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.36	179,889	$ 1.76	130,810	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.56	9,069	$ 1.34	453,193	$ 1.72	405,201	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.43	35,231	$ 1.88	106,042	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.41	41,430	$ 1.84	10,541	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.19	166,653	$ 1.12	173,177	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.18	467,986	$ 1.10	486,296	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 1.87	9,409	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.30	24,109	$ 2.27	61,443	$ -	-
The Big Edge Plus®	$ 1.63	51,632	$ 1.32	1,214,192	$ 2.36	1,346,819	$ 1.71	65,749
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.46	13,788	$ 1.91	50,102	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.41	30,685	$ 1.83	43,875	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II		Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 273,050		$ 2,303,942		$ 372,224		$ 2,185,901
Total assets	$ 273,050		$ 2,303,942		$ 372,224		$ 2,185,901
Total net assets	$ 273,050		$ 2,303,942		$ 372,224		$ 2,185,901
Net assets:
Accumulation units	$ 273,050		$ 2,224,513		$ 372,224		$ 2,161,176
Contracts in payout (annuitization) period	$ -		$ 79,429		$ -		$ 24,725
Total net assets	$ 273,050		$ 2,303,942		$ 372,224		$ 2,185,901
Units outstanding	216,760		1,924,098		296,915		1,951,078
Investment shares held	24,733		214,920		35,349		206,802
Investments at cost	$ 221,950		$ 2,177,120		$ 345,784		$ 2,226,439
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.28	34,936	$ 1.14	11,766
Freedom Edge®	$ -	-	$ 1.19	50,082	$ -	-	$ 1.11	102,564
Group Strategic Edge®	$ -	-	$ -	-	$ 1.26	17,944	$ 1.13	169
Phoenix Dimensions® Option 1	$ 1.28	97,876	$ 1.21	499,433	$ 1.26	18,983	$ 1.13	55,139
Phoenix Dimensions® Option 2	$ -	-	$ 1.19	110,719	$ -	-	$ 1.11	521,721
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.18	473,936	$ 1.24	14,733	$ 1.11	179,993
Phoenix Investor’s Edge® Option 2	$ 1.24	111,340	$ 1.17	118,909	$ 1.23	66,445	$ 1.10	119,431
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.22	19,953	$ -	-	$ 1.14	150,296
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.26	63,982	$ 1.13	101,773
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.13	142,201
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.20	248,151	$ 1.26	36,424	$ 1.12	68,537
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 1.25	3,185	$ 1.12	31,831
The Big Edge Plus®	$ 1.28	7,544	$ 1.21	402,915	$ 1.26	40,283	$ 1.13	452,940
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ -	-	$ 1.13	12,717
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 1,231,941		$ 250,150		$ 364,346		$ 411,403
Total assets	$ 1,231,941		$ 250,150		$ 364,346		$ 411,403
Total net assets	$ 1,231,941		$ 250,150		$ 364,346		$ 411,403
Net assets:
Accumulation units	$ 1,231,636		$ 250,150		$ 364,346		$ 411,403
Contracts in payout (annuitization) period	$ 305		$ -		$ -		$ -
Total net assets	$ 1,231,941		$ 250,150		$ 364,346		$ 411,403
Units outstanding	822,199		162,173		244,606		249,614
Investment shares held	21,500		7,392		22,546		33,944
Investments at cost	$ 878,421		$ 193,623		$ 383,215		$ 452,162
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.51	26,730	$ -	-	$ 1.52	17,874	$ 1.70	9,801
Group Strategic Edge®	$ 1.50	6,577	$ 1.54	4,489	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.49	297	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.48	15,673	$ 1.48	7,306	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.47	66,277	$ -	-	$ 1.46	12,771	$ 1.55	17,979
Phoenix Spectrum Edge® Option 1	$ 1.51	101,293	$ 1.57	24,924	$ 1.56	8,889	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.50	201,358	$ 1.54	26,389	$ 1.54	2,502	$ 1.65	2,730
Phoenix Spectrum Edge® Option 3	$ 1.49	1,786	$ -	-	$ -	-	$ -	-
Retirement Planner's Edge	$ 1.49	2,472	$ 1.52	15,641	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.49	15,638	$ 1.53	19,641	$ -	-	$ 1.63	2,756
The Big Edge Plus®	$ 1.50	374,994	$ 1.54	47,865	$ 1.48	202,570	$ 1.65	215,689
The Phoenix Edge®—VA NY Option 1	$ 1.52	7,216	$ 1.60	6,519	$ -	-	$ 1.72	601
The Phoenix Edge®—VA NY Option 2	$ 1.50	1,888	$ 1.54	9,399	$ -	-	$ 1.65	58
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 101,021		$ 1,084,211		$ 2,868,336		$ 1,365,723
Total assets	$ 101,021		$ 1,084,211		$ 2,868,336		$ 1,365,723
Total net assets	$ 101,021		$ 1,084,211		$ 2,868,336		$ 1,365,723
Net assets:
Accumulation units	$ 101,337		$ 1,084,211		$ 2,848,408		$ 1,362,668
Contracts in payout (annuitization) period	$ (316)		$ -		$ 19,928		$ 3,055
Total net assets	$ 101,021		$ 1,084,211		$ 2,868,336		$ 1,365,723
Units outstanding	55,193		639,230		1,940,231		856,273
Investment shares held	13,670		97,326		89,051		58,665
Investments at cost	$ 175,960		$ 1,144,226		$ 2,358,168		$ 1,164,929
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.88	885	$ 1.75	66,957	$ 1.53	19,387	$ 1.64	7,441
Freedom Edge®	$ -	-	$ 1.64	10,050	$ 1.43	3,282	$ 1.54	6,666
Group Strategic Edge®	$ -	-	$ 1.70	52,075	$ 1.49	46,413	$ 1.60	22,707
Phoenix Dimensions® Option 1	$ -	-	$ 1.69	6,221	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.65	4,212	$ 1.45	5,538	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.63	10,116	$ 1.43	28,305	$ 1.53	1,969
Phoenix Investor’s Edge® Option 2	$ 1.72	713	$ 1.60	28,016	$ 1.40	188,837	$ 1.50	35,271
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.73	31,127	$ 1.51	204,498	$ 1.62	54,305
Phoenix Spectrum Edge® Option 2	$ 1.83	13,976	$ 1.70	79,849	$ 1.49	490,885	$ 1.60	7,051
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.47	4,511	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.17	12,893	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.15	18,882	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.57	6,270
The Big Edge Choice®—NY	$ -	-	$ 1.68	53,663	$ 1.47	114,693	$ 1.57	38,315
The Big Edge Plus®	$ 1.83	39,619	$ 1.70	271,386	$ 1.49	737,819	$ 1.60	611,659
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.76	505	$ 1.55	58,761	$ 1.66	46,087
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.70	25,053	$ 1.49	5,527	$ 1.60	18,532
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
Assets:
Investments at fair value	$ 1,653,080		$ 118,660		$ -		$ 188,394
Total assets	$ 1,653,080		$ 118,660		$ -		$ 188,394
Total net assets	$ 1,653,080		$ 118,660		$ -		$ 188,394
Net assets:
Accumulation units	$ 1,652,279		$ 118,660		$ -		$ 188,394
Contracts in payout (annuitization) period	$ 801		$ -		$ -		$ -
Total net assets	$ 1,653,080		$ 118,660		$ -		$ 188,394
Units outstanding	1,169,671		122,481		-		121,277
Investment shares held	99,643		5,558		-		3,438
Investments at cost	$ 1,901,581		$ 123,636		$ -		$ 203,578
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.54	7,086	$ -	-	$ -	-	$ 1.59	10,802
Freedom Edge®	$ -	-	$ 0.97	4,925	$ -	-	$ -	-
Group Strategic Edge®	$ 1.51	501	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.52	107,388	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.49	139,721	$ -	-	$ -	-	$ -	-
Phoenix Income Choice®	$ 1.52	524	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.47	23,133	$ 0.97	2,821	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.44	46,466	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 1	$ 1.55	18,334	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.52	84,951	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.34	259,416	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.33	355,949	$ -	-	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.49	295	$ 0.97	6,883	$ -	-	$ -	-
The Big Edge Plus®	$ 1.51	121,510	$ 0.97	100,581	$ -	-	$ 1.55	109,684
The Phoenix Edge®—VA NY Option 1	$ 1.58	4,397	$ 0.97	7,271	$ -	-	$ 1.58	791
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 664,557		$ 1,673,212		$ 1,098,854		$ 483,208
Total assets	$ 664,557		$ 1,673,212		$ 1,098,854		$ 483,208
Total net assets	$ 664,557		$ 1,673,212		$ 1,098,854		$ 483,208
Net assets:
Accumulation units	$ 664,557		$ 1,672,734		$ 1,098,679		$ 458,448
Contracts in payout (annuitization) period	$ -		$ 478		$ 175		$ 24,760
Total net assets	$ 664,557		$ 1,673,212		$ 1,098,854		$ 483,208
Units outstanding	463,918		1,094,611		2,107,530		372,392
Investment shares held	17,679		79,488		157,204		40,504
Investments at cost	$ 629,616		$ 1,550,389		$ 2,871,497		$ 526,270
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.65	5,438	$ 0.56	9,504	$ 1.32	53,906
Freedom Edge®	$ 1.39	10,530	$ 1.50	18,446	$ -	-	$ 1.26	10,209
Group Strategic Edge®	$ 1.43	1,785	$ 1.61	369	$ 0.54	3,474	$ 1.29	1,687
Phoenix Dimensions® Option 1	$ -	-	$ 1.55	68,801	$ 0.52	243,887	$ 1.31	38,312
Phoenix Dimensions® Option 2	$ 1.41	4,051	$ 1.52	83,095	$ 0.51	223,071	$ 1.28	6,974
Phoenix Income Choice®	$ -	-	$ 1.55	308	$ 0.52	339	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.50	19,763	$ 0.50	57,553	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.37	23,235	$ 1.47	45,093	$ 0.49	57,869	$ -	-
Phoenix Spectrum Edge® Option 1	$ 1.46	20,312	$ 1.58	30,639	$ 0.53	175,440	$ 1.33	25,486
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.55	114,369	$ 0.52	81,712	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.44	139,935	$ 0.52	310,166	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.42	192,647	$ 0.51	444,171	$ 1.26	8,907
The Big Edge Choice®—NY	$ 1.42	10,167	$ 1.60	276	$ 0.54	61,752	$ 1.27	4,880
The Big Edge Plus®	$ 1.43	380,587	$ 1.61	366,931	$ 0.54	276,533	$ 1.29	196,213
The Phoenix Edge®—VA NY Option 1	$ 1.49	13,251	$ 1.61	5,653	$ 0.54	124,017	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.55	2,848	$ 0.52	38,042	$ 1.31	25,818
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund		Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
Assets:
Investments at fair value	$ 2,459,479		$ 34,514		$ 143,197		$ 1,200,677
Total assets	$ 2,459,479		$ 34,514		$ 143,197		$ 1,200,677
Total net assets	$ 2,459,479		$ 34,514		$ 143,197		$ 1,200,677
Net assets:
Accumulation units	$ 2,449,823		$ 34,514		$ 143,197		$ 1,200,192
Contracts in payout (annuitization) period	$ 9,656		$ -		$ -		$ 485
Total net assets	$ 2,459,479		$ 34,514		$ 143,197		$ 1,200,677
Units outstanding	1,667,637		112,831		100,895		911,785
Investment shares held	232,465		966		11,465		128,004
Investments at cost	$ 2,451,343		$ 103,687		$ 125,405		$ 1,299,598
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.50	205,404	$ -	-	$ 1.45	9,415	$ 1.36	3,804
Phoenix Dimensions® Option 1	$ 1.50	27,651	$ -	-	$ -	-	$ 1.33	147,744
Phoenix Dimensions® Option 2	$ 1.46	62,142	$ -	-	$ -	-	$ 1.30	105,408
Phoenix Income Choice®	$ -	-	$ -	-	$ -	-	$ 1.33	366
Phoenix Investor’s Edge® Option 1	$ -	-	$ 0.30	69,679	$ -	-	$ 1.28	58,505
Phoenix Investor’s Edge® Option 2	$ 1.42	75,377	$ 0.30	24,093	$ -	-	$ 1.27	38,837
Phoenix Spectrum Edge® Option 1	$ 1.52	79,663	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.50	17,467	$ 0.32	19,059	$ -	-	$ 1.33	13,868
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.33	142,039
Phoenix Spectrum Edge® + Option 2	$ 1.43	17,892	$ -	-	$ -	-	$ 1.32	218,171
The Big Edge Choice®—NY	$ 1.45	26,558	$ -	-	$ -	-	$ 1.31	3,035
The Big Edge Plus®	$ 1.47	1,076,140	$ -	-	$ 1.42	91,480	$ 1.33	180,008
The Phoenix Edge®—VA NY Option 1	$ 1.55	53,742	$ -	-	$ -	-	$ -	-
The Phoenix Edge®—VA NY Option 2	$ 1.50	25,601	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 1
Assets:
Investments at fair value	$ 4,210,586		$ 491,906		$ 760,706		$ 965,557
Total assets	$ 4,210,586		$ 491,906		$ 760,706		$ 965,557
Liabilities:
Payable to Phoenix Life Insurance Company	$ 1		$ -		$ -		$ -
Total net assets	$ 4,210,585		$ 491,906		$ 760,706		$ 965,557
Net assets:
Accumulation units	$ 4,207,711		$ 489,973		$ 760,267		$ 925,388
Contracts in payout (annuitization) period	$ 2,874		$ 1,933		$ 439		$ 40,169
Total net assets	$ 4,210,585		$ 491,906		$ 760,706		$ 965,557
Units outstanding	2,702,116		364,516		484,855		832,997
Investment shares held	272,354		43,764		62,661		151,579
Investments at cost	$ 3,810,290		$ 539,069		$ 820,096		$ 1,278,409
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.60	37,070	$ -	-	$ 1.61	40,486	$ -	-
Group Strategic Edge®	$ 1.57	1,752	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 1	$ 1.57	331,444	$ -	-	$ 1.58	36,614	$ -	-
Phoenix Dimensions® Option 2	$ 1.54	347,781	$ -	-	$ 1.54	45,376	$ -	-
Phoenix Income Choice®	$ 1.57	1,838	$ -	-	$ 1.58	280	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.52	104,870	$ -	-	$ 1.52	13,881	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.50	66,259	$ -	-	$ 1.51	29,853	$ -	-
Phoenix Spectrum Edge® Option 1	$ 1.59	23,956	$ -	-	$ 1.60	11,673	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.57	84,315	$ -	-	$ 1.58	18,217	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.57	547,055	$ -	-	$ 1.58	77,717	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.55	776,890	$ -	-	$ 1.56	109,446	$ -	-
Templeton Investment Plus	$ -	-	$ -	-	$ -	-	$ 1.16	832,997
The Big Edge Choice®—NY	$ 1.55	6,540	$ 1.34	5,599	$ -	-	$ -	-
The Big Edge Plus®	$ 1.57	372,346	$ 1.35	358,917	$ 1.58	101,312	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1		Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1
Assets:
Investments at fair value	$ 682,620		$ 8,414,011		$ 1,694,146		$ 5,087,576
Total assets	$ 682,620		$ 8,414,011		$ 1,694,146		$ 5,087,576
Total net assets	$ 682,620		$ 8,414,011		$ 1,694,146		$ 5,087,576
Net assets:
Accumulation units	$ 681,224		$ 8,234,748		$ 1,673,846		$ 4,643,343
Contracts in payout (annuitization) period	$ 1,396		$ 179,263		$ 20,300		$ 444,233
Total net assets	$ 682,620		$ 8,414,011		$ 1,694,146		$ 5,087,576
Units outstanding	621,794		2,424,099		987,973		1,016,846
Investment shares held	108,009		625,112		128,344		311,357
Investments at cost	$ 1,085,637		$ 6,480,488		$ 2,376,116		$ 3,662,639
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.14	6,387	$ -	-	$ 1.69	10,198	$ -	-
Freedom Edge®	$ 0.79	2,956	$ -	-	$ -	-	$ -	-
Group Strategic Edge®	$ 1.07	29,063	$ -	-	$ 1.78	90,839	$ -	-
Phoenix Dimensions® Option 2	$ 0.80	3,122	$ -	-	$ 1.28	3,876	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ -	-	$ 1.56	1,772	$ -	-
Phoenix Investor’s Edge® Option 2	$ 0.78	4,638	$ -	-	$ 1.53	18,821	$ -	-
Phoenix Spectrum Edge® Option 1	$ 0.83	22,725	$ -	-	$ 1.66	46,820	$ -	-
Phoenix Spectrum Edge® Option 2	$ 0.82	4,946	$ -	-	$ 1.63	53,009	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 1.41	16,165	$ -	-
Templeton Investment Plus	$ -	-	$ 3.47	2,424,099	$ -	-	$ 5.00	1,016,846
The Big Edge Choice®—NY	$ 2.39	6,295	$ -	-	$ 1.41	71,978	$ -	-
The Big Edge Plus®	$ 1.07	528,129	$ -	-	$ 1.78	641,822	$ -	-
The Phoenix Edge®—VA NY Option 1	$ 2.29	13,198	$ -	-	$ 1.56	6,482	$ -	-
The Phoenix Edge®—VA NY Option 2	$ 2.11	335	$ -	-	$ 1.34	26,191	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares
Assets:
Investments at fair value	$ 31,197,752		$ 4,951,424		$ 67,047,289		$ 11,583,225
Total assets	$ 31,197,752		$ 4,951,424		$ 67,047,289		$ 11,583,225
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ -		$ 26
Total net assets	$ 31,197,752		$ 4,951,424		$ 67,047,289		$ 11,583,199
Net assets:
Accumulation units	$ 29,864,008		$ 4,902,952		$ 66,600,382		$ 9,823,053
Contracts in payout (annuitization) period	$ 1,333,744		$ 48,472		$ 446,907		$ 1,760,146
Total net assets	$ 31,197,752		$ 4,951,424		$ 67,047,289		$ 11,583,199
Units outstanding	5,493,938		3,235,928		7,023,888		6,789,998
Investment shares held	2,304,118		371,728		2,692,662		847,346
Investments at cost	$ 29,872,003		$ 4,890,694		$ 39,745,558		$ 9,409,473
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 2.25	22,420	$ 15.01	355,897	$ 1.95	114,393
Freedom Edge®	$ -	-	$ 1.63	57,594	$ -	-	$ 1.80	1,697
Group Strategic Edge®	$ -	-	$ 2.15	34,293	$ 13.97	63,101	$ 1.86	53,287
Phoenix Dimensions® Option 1	$ -	-	$ 1.30	391,874	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.26	267,327	$ -	-	$ 1.50	232
Phoenix Income Choice® with GPAF	$ -	-	$ -	-	$ -	-	$ 1.44	1,164,472
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.50	165,540	$ 1.46	8,116	$ 1.56	79,800
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.47	406,798	$ 1.43	34,840	$ 1.53	187,632
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.59	57,687	$ 1.62	32,419	$ 1.68	154,174
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.55	28,441	$ 1.59	188,227	$ 1.64	609,441
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.55	1,853	$ 1.61	2,007
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 0.94	204,082	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 0.93	573,097	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 1.28	22,912	$ 1.50	30,850
Templeton Investment Plus	$ 5.68	5,493,938	$ -	-	$ -	-	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.79	59,146	$ 1.12	1,795,835	$ 1.71	871,766
The Big Edge Plus®	$ -	-	$ 2.15	954,159	$ 13.97	4,152,778	$ 1.86	3,050,381
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.65	13,470	$ 1.00	161,791	$ 1.49	303,108
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 1.05	206,119	$ 1.45	166,758
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 18,888,305		$ 16,562,814		$ 8,774,206		$ 7,243,052
Total assets	$ 18,888,305		$ 16,562,814		$ 8,774,206		$ 7,243,052
Liabilities:
Payable to Phoenix Life Insurance Company	$ 1		$ 1		$ -		$ -
Total net assets	$ 18,888,304		$ 16,562,813		$ 8,774,206		$ 7,243,052
Net assets:
Accumulation units	$ 18,834,922		$ 16,289,293		$ 8,667,737		$ 7,135,775
Contracts in payout (annuitization) period	$ 53,382		$ 273,520		$ 106,469		$ 107,277
Total net assets	$ 18,888,304		$ 16,562,813		$ 8,774,206		$ 7,243,052
Units outstanding	7,693,546		3,619,814		1,554,733		2,284,820
Investment shares held	1,348,202		1,892,893		383,992		386,296
Investments at cost	$ 16,110,953		$ 18,009,860		$ 6,367,926		$ 5,386,016
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.73	105,973	$ 9.57	129,341	$ 8.95	16,056	$ 3.29	63,164
Freedom Edge®	$ 2.03	11,790	$ 1.68	42,559	$ 3.15	9,655	$ -	-
Group Strategic Edge®	$ 3.50	56,788	$ 8.90	25,721	$ 8.60	44,364	$ 3.18	39,120
Phoenix Dimensions® Option 1	$ 1.54	225,291	$ 1.58	208,237	$ 2.04	51,686	$ 2.11	5,327
Phoenix Dimensions® Option 2	$ 1.50	270,642	$ 1.54	106,430	$ 1.99	63,078	$ 2.06	261
Phoenix Income Choice®	$ 1.81	741	$ 2.08	507	$ 4.37	190	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.95	70,836	$ 1.91	164,141	$ 4.00	10,893	$ 3.01	2,059
Phoenix Investor’s Edge® Option 2	$ 1.91	258,659	$ 1.87	115,842	$ 3.91	47,379	$ 2.95	20,970
Phoenix Spectrum Edge® Option 1	$ 2.07	243,176	$ 2.05	285,204	$ 4.22	64,092	$ 3.25	28,762
Phoenix Spectrum Edge® Option 2	$ 2.02	514,507	$ 2.01	267,778	$ 4.13	93,487	$ 3.18	44,048
Phoenix Spectrum Edge® Option 3	$ 1.98	3,410	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 0.96	694,366	$ 1.46	197,281	$ 1.43	137,830	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 0.94	965,979	$ 1.44	283,039	$ 1.42	192,996	$ 1.41	12,829
Retirement Planner's Edge	$ -	-	$ 2.04	20,622	$ -	-	$ 3.12	5,722
The Big Edge Choice®—NY	$ 1.56	485,776	$ 2.13	192,179	$ 4.96	74,540	$ 3.13	300,859
The Big Edge Plus®	$ 3.50	3,663,861	$ 8.90	1,233,111	$ 8.60	702,094	$ 3.18	1,624,833
The Phoenix Edge®—VA NY Option 1	$ 1.56	108,057	$ 2.19	276,172	$ 4.91	28,829	$ 3.34	91,393
The Phoenix Edge®—VA NY Option 2	$ 1.60	13,694	$ 2.05	71,650	$ 4.59	17,564	$ 3.18	45,473
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger International Select
Assets:
Investments at fair value	$ 7,317,692		$ 50,726,430		$ 25,045,983		$ 3,501,621
Total assets	$ 7,317,692		$ 50,726,430		$ 25,045,983		$ 3,501,621
Total net assets	$ 7,317,692		$ 50,726,430		$ 25,045,983		$ 3,501,621
Net assets:
Accumulation units	$ 7,162,690		$ 50,201,263		$ 25,007,470		$ 3,486,233
Contracts in payout (annuitization) period	$ 155,002		$ 525,167		$ 38,513		$ 15,388
Total net assets	$ 7,317,692		$ 50,726,430		$ 25,045,983		$ 3,501,621
Units outstanding	3,108,664		5,800,686		3,710,653		1,111,378
Investment shares held	482,379		4,110,732		951,595		213,514
Investments at cost	$ 5,954,396		$ 52,187,998		$ 14,932,632		$ 3,534,119
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.63	54,669	$ 10.54	752,617	$ 7.91	60,904	$ 1.88	5,285
Freedom Edge®	$ 2.15	1,713	$ -	-	$ -	-	$ -	-
Group Strategic Edge®	$ 2.85	16,062	$ 9.80	31,969	$ 8.10	37,182	$ 3.20	10,612
Phoenix Dimensions® Option 1	$ 1.53	82,705	$ -	-	$ 2.04	55,572	$ -	-
Phoenix Dimensions® Option 2	$ 1.49	93,739	$ -	-	$ 1.98	46,350	$ 1.72	330
Phoenix Income Choice®	$ 2.48	251	$ -	-	$ 2.86	133	$ -	-
Phoenix Investor’s Edge® Option 1	$ 2.19	16,784	$ -	-	$ 3.23	7,215	$ -	-
Phoenix Investor’s Edge® Option 2	$ 2.15	153,521	$ 1.61	76,159	$ 3.16	32,891	$ 2.42	12,309
Phoenix Spectrum Edge® Option 1	$ 2.28	120,612	$ 1.77	21,303	$ 3.54	30,672	$ 2.71	6,137
Phoenix Spectrum Edge® Option 2	$ 2.23	250,790	$ 1.74	137,435	$ 3.46	80,211	$ 2.66	2,111
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.70	1,849	$ 3.39	1,016	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.12	202,684	$ -	-	$ 1.16	131,167	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.11	281,989	$ -	-	$ 1.15	206,168	$ 1.02	17,315
Retirement Planner's Edge	$ -	-	$ 1.66	10,535	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 2.46	238,004	$ 2.04	446,214	$ 4.34	172,926	$ 3.18	10,448
The Big Edge Plus®	$ 2.85	1,523,176	$ 9.80	4,168,354	$ 8.10	2,723,992	$ 3.20	1,046,012
The Phoenix Edge®—VA NY Option 1	$ 2.80	41,707	$ 1.89	34,065	$ 2.69	77,674	$ 2.36	819
The Phoenix Edge®—VA NY Option 2	$ 2.74	30,258	$ 1.77	120,186	$ 2.65	46,580	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015
(Continued)
	Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 5,161,101		$ 27,913,207
Total assets	$ 5,161,101		$ 27,913,207
Total net assets	$ 5,161,101		$ 27,913,207
Net assets:
Accumulation units	$ 5,153,951		$ 27,882,500
Contracts in payout (annuitization) period	$ 7,150		$ 30,707
Total net assets	$ 5,161,101		$ 27,913,207
Units outstanding	1,356,312		4,312,878
Investment shares held	213,533		879,156
Investments at cost	$ 3,463,005		$ 12,984,215
	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 3.34	63,546	$ 7.61	97,021
Group Strategic Edge®	$ 3.93	18,669	$ 7.22	121,706
Phoenix Dimensions® Option 1	$ 1.90	2,511	$ 1.87	3,321
Phoenix Dimensions® Option 2	$ 1.85	3,219	$ 1.82	3,894
Phoenix Investor’s Edge® Option 1	$ -	-	$ 2.43	1,241
Phoenix Investor’s Edge® Option 2	$ 2.39	12,061	$ 2.37	43,776
Phoenix Spectrum Edge® Option 1	$ 2.68	42,949	$ 2.66	40,256
Phoenix Spectrum Edge® Option 2	$ 2.62	6,649	$ 2.60	71,136
Retirement Planner's Edge	$ 2.69	2,378	$ 2.52	4,110
The Big Edge Choice®—NY	$ 4.01	19,639	$ 2.87	413,301
The Big Edge Plus®	$ 3.93	1,141,609	$ 7.22	3,353,839
The Phoenix Edge®—VA NY Option 1	$ 3.09	34,659	$ 2.91	107,633
The Phoenix Edge®—VA NY Option 2	$ 2.89	8,423	$ 2.80	51,644
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
	Alger Capital Appreciation Portfolio – Class I-2 Shares	AB VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 853	$ 22,264	$ 635	$ 68,601
Expenses:
Mortality and expense fees	11,957	17,095	9,312	50,423
Administrative fees	543	1,138	63	1,656
Net investment income (loss)	(11,647)	4,031	(8,740)	16,522
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	18,289	42,993	(2,546)	55,099
Realized gain distributions	113,161	101,671	11,129	191,082
Realized gain (loss)	131,450	144,664	8,583	246,181
Change in unrealized appreciation (depreciation) during the year	(67,264)	(141,947)	(33,517)	(271,427)
Net increase (decrease) in net assets from operations	$ 52,539	$ 6,748	$ (33,674)	$ (8,724)

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$ 3,123	$ 167,875	$ 130,852	$ 118
Expenses:
Mortality and expense fees	3,664	73,385	25,673	166,128
Administrative fees	13	4,014	628	9,522
Net investment income (loss)	(554)	90,476	104,551	(175,532)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,559	(34,439)	5,435	-
Realized gain distributions	22,495	-	-	-
Realized gain (loss)	24,054	(34,439)	5,435	-
Change in unrealized appreciation (depreciation) during the year	(40,308)	(96,310)	(165,573)	-
Net increase (decrease) in net assets from operations	$ (16,808)	$ (40,273)	$ (55,587)	$ (175,532)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 106,458	$ 2,243	$ 2,406	$ 58,452
Expenses:
Mortality and expense fees	155,125	55,324	18,165	30,196
Administrative fees	2,670	4,117	662	2,069
Net investment income (loss)	(51,337)	(57,198)	(16,421)	26,187
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	359,803	696,539	74,609	4,133
Realized gain distributions	1,168,921	384,958	44,554	2,035
Realized gain (loss)	1,528,724	1,081,497	119,163	6,168
Change in unrealized appreciation (depreciation) during the year	(1,540,504)	(859,873)	(22,189)	(80,786)
Net increase (decrease) in net assets from operations	$ (63,117)	$ 164,426	$ 80,553	$ (48,431)

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim Long Short Equity Fund
Income:
Dividends	$ -	$ 230,547	$ 233,169	$ -
Expenses:
Mortality and expense fees	1,344	65,422	99,036	1,703
Administrative fees	19	4,043	4,594	-
Net investment income (loss)	(1,363)	161,082	129,539	(1,703)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,662	(23,051)	340,371	19,270
Realized gain distributions	56,860	-	514,466	-
Realized gain (loss)	58,522	(23,051)	854,837	19,270
Change in unrealized appreciation (depreciation) during the year	(53,352)	(556,955)	(1,422,150)	(17,206)
Net increase (decrease) in net assets from operations	$ 3,807	$ (418,924)	$ (437,774)	$ 361

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 3,426	$ 33,915	$ 4,899	$ 34,041
Expenses:
Mortality and expense fees	4,324	33,179	7,200	39,711
Administrative fees	365	2,494	397	2,169
Net investment income (loss)	(1,263)	(1,758)	(2,698)	(7,839)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	6,727	39,531	39,602	(6,613)
Realized gain distributions	4,150	63,455	5,635	84,953
Realized gain (loss)	10,877	102,986	45,237	78,340
Change in unrealized appreciation (depreciation) during the year	(21,831)	(183,735)	(59,105)	(165,597)
Net increase (decrease) in net assets from operations	$ (12,217)	$ (82,507)	$ (16,566)	$ (95,096)

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ -	$ 3,034	$ 9,096	$ 1,535
Expenses:
Mortality and expense fees	14,333	3,394	4,606	5,625
Administrative fees	849	244	65	51
Net investment income (loss)	(15,182)	(604)	4,425	(4,141)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	77,407	13,178	7,190	113
Realized gain distributions	6,033	27,748	35,143	41,220
Realized gain (loss)	83,440	40,926	42,333	41,333
Change in unrealized appreciation (depreciation) during the year	(33,246)	(60,864)	(60,671)	(60,180)
Net increase (decrease) in net assets from operations	$ 35,012	$ (20,542)	$ (13,913)	$ (22,988)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 45,794	$ 36,187	$ 8,364
Expenses:
Mortality and expense fees	1,321	14,716	38,881	19,479
Administrative fees	35	584	2,345	506
Net investment income (loss)	(1,356)	30,494	(5,039)	(11,621)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(938)	5,707	138,602	95,405
Realized gain distributions	7,559	7,691	154,910	86,136
Realized gain (loss)	6,621	13,398	293,512	181,541
Change in unrealized appreciation (depreciation) during the year	(8,995)	(72,598)	(421,820)	(239,574)
Net increase (decrease) in net assets from operations	$ (3,730)	$ (28,706)	$ (133,347)	$ (69,654)

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares
Income:
Dividends	$ 8,132	$ -	$ -	$ -
Expenses:
Mortality and expense fees	23,249	221	1,819	2,426
Administrative fees	2,096	4	25	1
Net investment income (loss)	(17,213)	(225)	(1,844)	(2,427)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	60,044	(4)	(51,549)	4,813
Realized gain distributions	452,072	-	51,867	27,489
Realized gain (loss)	512,116	(4)	318	32,302
Change in unrealized appreciation (depreciation) during the year	(614,634)	(4,976)	(41,698)	(24,036)
Net increase (decrease) in net assets from operations	$ (119,731)	$ (5,205)	$ (43,224)	$ 5,839

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class
Income:
Dividends	$ 9,640	$ 12,577	$ 57,227	$ 21,636
Expenses:
Mortality and expense fees	9,817	24,033	15,357	7,360
Administrative fees	173	1,606	1,388	250
Net investment income (loss)	(350)	(13,062)	40,482	14,026
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(25,255)	33,526	(100,026)	(4,818)
Realized gain distributions	59,385	291,314	-	-
Realized gain (loss)	34,130	324,840	(100,026)	(4,818)
Change in unrealized appreciation (depreciation) during the year	(36,061)	(451,073)	(323,416)	(32,665)
Net increase (decrease) in net assets from operations	$ (2,281)	$ (139,295)	$ (382,960)	$ (23,457)

	PIMCO Total Return Portfolio – Advisor Class	Rydex Inverse Government Long Bond Strategy Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund
Income:
Dividends	$ 128,782	$ -	$ 2,629	$ 39,986
Expenses:
Mortality and expense fees	33,628	525	2,168	16,611
Administrative fees	943	43	15	1,338
Net investment income (loss)	94,211	(568)	446	22,037
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	28,206	75	5,724	(5,960)
Realized gain distributions	27,019	-	7,687	-
Realized gain (loss)	55,225	75	13,411	(5,960)
Change in unrealized appreciation (depreciation) during the year	(167,679)	(385)	(16,527)	(48,968)
Net increase (decrease) in net assets from operations	$ (18,243)	$ (878)	$ (2,670)	$ (32,891)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 1
Income:
Dividends	$ 117,892	$ 1,080	$ -	$ 29,294
Expenses:
Mortality and expense fees	57,135	5,990	10,836	15,181
Administrative fees	5,010	12	788	1,511
Net investment income (loss)	55,747	(4,922)	(11,624)	12,602
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	157,999	(923)	9,002	(16,238)
Realized gain distributions	430,490	41,595	127,364	161,316
Realized gain (loss)	588,489	40,672	136,366	145,078
Change in unrealized appreciation (depreciation) during the year	(693,780)	(51,241)	(142,047)	(414,989)
Net increase (decrease) in net assets from operations	$ (49,544)	$ (15,491)	$ (17,305)	$ (257,309)

	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 1	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1
Income:
Dividends	$ 20,228	$ 326,971	$ 67,185	$ 452,794
Expenses:
Mortality and expense fees	11,353	119,851	25,436	72,396
Administrative fees	138	11,924	656	7,203
Net investment income (loss)	8,737	195,196	41,093	373,195
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(30,694)	175,388	(48,948)	(22,382)
Realized gain distributions	128,817	306,615	68,621	28,505
Realized gain (loss)	98,123	482,003	19,673	6,123
Change in unrealized appreciation (depreciation) during the year	(308,234)	(1,355,845)	(202,610)	(695,446)
Net increase (decrease) in net assets from operations	$ (201,374)	$ (678,646)	$ (141,844)	$ (316,128)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Templeton Growth VIP Fund – Class 1	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares
Income:
Dividends	$ 1,015,723	$ 146,840	$ -	$ 112,410
Expenses:
Mortality and expense fees	446,254	73,971	857,698	182,836
Administrative fees	44,399	3,988	3,577	5,536
Net investment income (loss)	525,070	68,881	(861,275)	(75,962)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	461,131	73,639	3,746,340	(2,520)
Realized gain distributions	-	-	-	1,331,865
Realized gain (loss)	461,131	73,639	3,746,340	1,329,345
Change in unrealized appreciation (depreciation) during the year	(3,578,300)	(546,904)	2,488,006	(2,624,252)
Net increase (decrease) in net assets from operations	$ (2,592,099)	$ (404,384)	$ 5,373,071	$ (1,370,869)

	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares
Income:
Dividends	$ 478,334	$ 736,252	$ 123,609	$ -
Expenses:
Mortality and expense fees	270,101	220,703	114,770	96,282
Administrative fees	7,759	5,686	3,098	2,286
Net investment income (loss)	200,474	509,863	5,741	(98,568)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	506,956	(51,947)	46,637	178,532
Realized gain distributions	777,096	-	1,479,440	769,631
Realized gain (loss)	1,284,052	(51,947)	1,526,077	948,163
Change in unrealized appreciation (depreciation) during the year	(3,994,290)	(858,402)	(1,442,778)	(893,221)
Net increase (decrease) in net assets from operations	$ (2,509,764)	$ (400,486)	$ 89,040	$ (43,626)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2015
(Continued)
	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select
Income:
Dividends	$ 41,524	$ 953,138	$ 389,705	$ 55,610
Expenses:
Mortality and expense fees	100,876	695,211	341,288	46,925
Administrative fees	3,875	2,287	3,009	165
Net investment income (loss)	(63,227)	255,640	45,408	8,520
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	312,361	150,490	(19,037)	11,963
Realized gain distributions	688,689	3,921,778	2,387,950	240,080
Realized gain (loss)	1,001,050	4,072,268	2,368,913	252,043
Change in unrealized appreciation (depreciation) during the year	(1,161,246)	(7,997,452)	(2,655,923)	(339,544)
Net increase (decrease) in net assets from operations	$ (223,423)	$ (3,669,544)	$ (241,602)	$ (78,981)

	Wanger Select	Wanger USA
Income:
Dividends	$ 650	$ -
Expenses:
Mortality and expense fees	67,887	384,684
Administrative fees	558	2,866
Net investment income (loss)	(67,795)	(387,550)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	101,594	38,940
Realized gain distributions	1,559,163	5,040,202
Realized gain (loss)	1,660,757	5,079,142
Change in unrealized appreciation (depreciation) during the year	(1,640,162)	(5,130,490)
Net increase (decrease) in net assets from operations	$ (47,200)	$ (438,898)
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
	Alger Capital Appreciation Portfolio – Class I-2 Shares		AB VPS Balanced Wealth Strategy Portfolio – Class B
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (11,647)	$ (14,071)	$ 4,031	$ 10,435
Realized gains (losses)	131,450	327,367	144,664	202,384
Unrealized appreciation (depreciation) during the year	(67,264)	(164,180)	(141,947)	(142,643)
Net increase (decrease) in net assets from operations	52,539	149,116	6,748	70,176
Contract transactions:
Payments received from contract owners	6,802	13,266	11,567	21,539
Transfers between Investment Options (including Guaranteed Interest Account), net	(19,574)	(124,220)	48,555	132,231
Transfers for contract benefits and terminations	(99,706)	(238,078)	(408,000)	(60,164)
Contract maintenance charges	(902)	(1,422)	(9,260)	(9,576)
Adjustments to net assets allocated to contracts in payout period	(314)	296	(641)	787
Net increase (decrease) in net assets resulting from contract transactions	(113,694)	(350,158)	(357,779)	84,817
Total increase (decrease) in net assets	(61,155)	(201,042)	(351,031)	154,993
Net assets at beginning of period	1,084,251	1,285,293	1,388,614	1,233,621
Net assets at end of period	$ 1,023,096	$ 1,084,251	$ 1,037,583	$ 1,388,614

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (8,740)	$ (2,353)	$ 16,522	$ 22,665
Realized gains (losses)	8,583	59,483	246,181	257,589
Unrealized appreciation (depreciation) during the year	(33,517)	(6,448)	(271,427)	145,826
Net increase (decrease) in net assets from operations	(33,674)	50,682	(8,724)	426,080
Contract transactions:
Payments received from contract owners	446	457	25,282	15,860
Transfers between Investment Options (including Guaranteed Interest Account), net	58,622	52,981	425,286	145,737
Transfers for contract benefits and terminations	(63,833)	(60,520)	(348,878)	(477,439)
Contract maintenance charges	(640)	(778)	(4,517)	(4,687)
Adjustments to net assets allocated to contracts in payout period	-	-	17	(72)
Net increase (decrease) in net assets resulting from contract transactions	(5,405)	(7,860)	97,190	(320,601)
Total increase (decrease) in net assets	(39,079)	42,822	88,466	105,479
Net assets at beginning of period	693,611	650,789	3,822,413	3,716,934
Net assets at end of period	$ 654,532	$ 693,611	$ 3,910,879	$ 3,822,413
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (554)	$ (1,030)	$ 90,476	$ 127,192
Realized gains (losses)	24,054	48,504	(34,439)	(24,434)
Unrealized appreciation (depreciation) during the year	(40,308)	(46,956)	(96,310)	139,130
Net increase (decrease) in net assets from operations	(16,808)	518	(40,273)	241,888
Contract transactions:
Payments received from contract owners	-	-	36,322	70,868
Transfers between Investment Options (including Guaranteed Interest Account), net	14,697	(254,118)	(318,729)	840,133
Transfers for contract benefits and terminations	(24,058)	(22,266)	(1,006,934)	(2,035,868)
Contract maintenance charges	(113)	(234)	(13,082)	(14,201)
Adjustments to net assets allocated to contracts in payout period	-	-	(2,372)	1,741
Net increase (decrease) in net assets resulting from contract transactions	(9,474)	(276,618)	(1,304,795)	(1,137,327)
Total increase (decrease) in net assets	(26,282)	(276,100)	(1,345,068)	(895,439)
Net assets at beginning of period	291,910	568,010	6,747,488	7,642,927
Net assets at end of period	$ 265,628	$ 291,910	$ 5,402,420	$ 6,747,488

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 104,551	$ 141,470	$ (175,532)	$ (217,149)
Realized gains (losses)	5,435	29,006	-	-
Unrealized appreciation (depreciation) during the year	(165,573)	(119,406)	-	-
Net increase (decrease) in net assets from operations	(55,587)	51,070	(175,532)	(217,149)
Contract transactions:
Payments received from contract owners	6,345	7,166	467,213	281,621
Transfers between Investment Options (including Guaranteed Interest Account), net	(237,199)	(54,391)	(242,287)	2,357,396
Transfers for contract benefits and terminations	(549,662)	(548,431)	(2,572,321)	(4,979,015)
Contract maintenance charges	(1,143)	(5,998)	(24,593)	(39,362)
Adjustments to net assets allocated to contracts in payout period	(1,860)	1,517	(12,249)	8,390
Net increase (decrease) in net assets resulting from contract transactions	(783,519)	(600,137)	(2,384,237)	(2,370,970)
Total increase (decrease) in net assets	(839,106)	(549,067)	(2,559,769)	(2,588,119)
Net assets at beginning of period	2,517,755	3,066,822	14,795,100	17,383,219
Net assets at end of period	$ 1,678,649	$ 2,517,755	$ 12,235,331	$ 14,795,100
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (51,337)	$ (56,509)	$ (57,198)	$ (64,258)
Realized gains (losses)	1,528,724	1,099,683	1,081,497	421,144
Unrealized appreciation (depreciation) during the year	(1,540,504)	301,161	(859,873)	161,667
Net increase (decrease) in net assets from operations	(63,117)	1,344,335	164,426	518,553
Contract transactions:
Payments received from contract owners	130,260	42,078	13,936	27,586
Transfers between Investment Options (including Guaranteed Interest Account), net	(350,699)	56,935	(116,158)	(380,532)
Transfers for contract benefits and terminations	(2,314,077)	(2,090,354)	(1,417,124)	(754,147)
Contract maintenance charges	(8,786)	(9,130)	(24,122)	(26,403)
Adjustments to net assets allocated to contracts in payout period	13,641	2,481	(7)	(42)
Net increase (decrease) in net assets resulting from contract transactions	(2,529,661)	(1,997,990)	(1,543,475)	(1,133,538)
Total increase (decrease) in net assets	(2,592,778)	(653,655)	(1,379,049)	(614,985)
Net assets at beginning of period	13,643,407	14,297,062	5,074,143	5,689,128
Net assets at end of period	$ 11,050,629	$ 13,643,407	$ 3,695,094	$ 5,074,143

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (16,421)	$ (18,250)	$ 26,187	$ 15,702
Realized gains (losses)	119,163	119,243	6,168	21,873
Unrealized appreciation (depreciation) during the year	(22,189)	24,649	(80,786)	86,817
Net increase (decrease) in net assets from operations	80,553	125,642	(48,431)	124,392
Contract transactions:
Payments received from contract owners	6,500	8,499	10,865	13,989
Transfers between Investment Options (including Guaranteed Interest Account), net	88,552	(30,714)	272,842	50,826
Transfers for contract benefits and terminations	(156,268)	(279,190)	(467,665)	(806,742)
Contract maintenance charges	(2,112)	(2,980)	(12,013)	(17,080)
Adjustments to net assets allocated to contracts in payout period	(379)	998	(676)	670
Net increase (decrease) in net assets resulting from contract transactions	(63,707)	(303,387)	(196,647)	(758,337)
Total increase (decrease) in net assets	16,846	(177,745)	(245,078)	(633,945)
Net assets at beginning of period	1,465,854	1,643,599	2,481,823	3,115,768
Net assets at end of period	$ 1,482,700	$ 1,465,854	$ 2,236,745	$ 2,481,823
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,363)	$ (1,427)	$ 161,082	$ 242,084
Realized gains (losses)	58,522	18,760	(23,051)	(20,752)
Unrealized appreciation (depreciation) during the year	(53,352)	(11,441)	(556,955)	14,534
Net increase (decrease) in net assets from operations	3,807	5,892	(418,924)	235,866
Contract transactions:
Payments received from contract owners	-	-	20,937	48,231
Transfers between Investment Options (including Guaranteed Interest Account), net	(21,864)	57,661	(24,997)	(225,411)
Transfers for contract benefits and terminations	(2,525)	(22,531)	(575,138)	(1,354,610)
Contract maintenance charges	(21)	(86)	(23,894)	(33,762)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(24,410)	35,044	(603,092)	(1,565,552)
Total increase (decrease) in net assets	(20,603)	40,936	(1,022,016)	(1,329,686)
Net assets at beginning of period	118,912	77,976	5,463,074	6,792,760
Net assets at end of period	$ 98,309	$ 118,912	$ 4,441,058	$ 5,463,074

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim Long Short Equity Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 129,539	$ 57,856	$ (1,703)	$ (2,124)
Realized gains (losses)	854,837	427,347	19,270	13,577
Unrealized appreciation (depreciation) during the year	(1,422,150)	58,647	(17,206)	(9,651)
Net increase (decrease) in net assets from operations	(437,774)	543,850	361	1,802
Contract transactions:
Payments received from contract owners	23,894	26,314	-	1,101
Transfers between Investment Options (including Guaranteed Interest Account), net	(243,989)	(463,888)	(41,505)	(6,424)
Transfers for contract benefits and terminations	(1,004,591)	(1,543,755)	(4,256)	(29,195)
Contract maintenance charges	(25,097)	(33,738)	(35)	(117)
Adjustments to net assets allocated to contracts in payout period	6,761	1,389	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,243,022)	(2,013,678)	(45,796)	(34,635)
Total increase (decrease) in net assets	(1,680,796)	(1,469,828)	(45,435)	(32,833)
Net assets at beginning of period	8,547,185	10,017,013	164,055	196,888
Net assets at end of period	$ 6,866,389	$ 8,547,185	$ 118,620	$ 164,055
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,263)	$ (3,399)	$ (1,758)	$ (15,509)
Realized gains (losses)	10,877	38,626	102,986	189,257
Unrealized appreciation (depreciation) during the year	(21,831)	(23,816)	(183,735)	(64,752)
Net increase (decrease) in net assets from operations	(12,217)	11,411	(82,507)	108,996
Contract transactions:
Payments received from contract owners	-	-	50,996	38,884
Transfers between Investment Options (including Guaranteed Interest Account), net	(5)	(1)	(50,214)	(240,467)
Transfers for contract benefits and terminations	(23,512)	(147,728)	(280,249)	(1,186,873)
Contract maintenance charges	(3,554)	(4,306)	(18,095)	(21,677)
Adjustments to net assets allocated to contracts in payout period	-	-	(2,123)	3,156
Net increase (decrease) in net assets resulting from contract transactions	(27,071)	(152,035)	(299,685)	(1,406,977)
Total increase (decrease) in net assets	(39,288)	(140,624)	(382,192)	(1,297,981)
Net assets at beginning of period	312,338	452,962	2,686,134	3,984,115
Net assets at end of period	$ 273,050	$ 312,338	$ 2,303,942	$ 2,686,134

	Ibbotson Growth ETF Asset Allocation Portfolio – Class II		Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,698)	$ (2,143)	$ (7,839)	$ (3,885)
Realized gains (losses)	45,237	6,659	78,340	76,306
Unrealized appreciation (depreciation) during the year	(59,105)	17,064	(165,597)	(23,568)
Net increase (decrease) in net assets from operations	(16,566)	21,580	(95,096)	48,853
Contract transactions:
Payments received from contract owners	7,920	7,286	2,665	1,368
Transfers between Investment Options (including Guaranteed Interest Account), net	(107,736)	43,104	40,118	946,193
Transfers for contract benefits and terminations	(235,570)	(30,611)	(926,722)	(494,511)
Contract maintenance charges	(2,184)	(2,183)	(11,780)	(15,418)
Adjustments to net assets allocated to contracts in payout period	-	-	697	5,049
Net increase (decrease) in net assets resulting from contract transactions	(337,570)	17,596	(895,022)	442,681
Total increase (decrease) in net assets	(354,136)	39,176	(990,118)	491,534
Net assets at beginning of period	726,360	687,184	3,176,019	2,684,485
Net assets at end of period	$ 372,224	$ 726,360	$ 2,185,901	$ 3,176,019
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (15,182)	$ (16,730)	$ (604)	$ (1,349)
Realized gains (losses)	83,440	61,380	40,926	25,022
Unrealized appreciation (depreciation) during the year	(33,246)	20,701	(60,864)	(1,979)
Net increase (decrease) in net assets from operations	35,012	65,351	(20,542)	21,694
Contract transactions:
Payments received from contract owners	7,273	14,504	2,556	2,604
Transfers between Investment Options (including Guaranteed Interest Account), net	186,444	(31,118)	(24,927)	(6,997)
Transfers for contract benefits and terminations	(215,386)	(246,955)	(11,503)	(56,580)
Contract maintenance charges	(4,800)	(4,225)	(629)	(644)
Adjustments to net assets allocated to contracts in payout period	18	(36)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(26,451)	(267,830)	(34,503)	(61,617)
Total increase (decrease) in net assets	8,561	(202,479)	(55,045)	(39,923)
Net assets at beginning of period	1,223,380	1,425,859	305,195	345,118
Net assets at end of period	$ 1,231,941	$ 1,223,380	$ 250,150	$ 305,195

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,425	$ 601	$ (4,141)	$ (5,676)
Realized gains (losses)	42,333	15,023	41,333	52,949
Unrealized appreciation (depreciation) during the year	(60,671)	5,991	(60,180)	(32,833)
Net increase (decrease) in net assets from operations	(13,913)	21,615	(22,988)	14,440
Contract transactions:
Payments received from contract owners	600	598	241	370
Transfers between Investment Options (including Guaranteed Interest Account), net	27,832	205,616	(1,486)	1,034
Transfers for contract benefits and terminations	(38,386)	(41,458)	(8,056)	(34,902)
Contract maintenance charges	(187)	(181)	(152)	(184)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(10,141)	164,575	(9,453)	(33,682)
Total increase (decrease) in net assets	(24,054)	186,190	(32,441)	(19,242)
Net assets at beginning of period	388,400	202,210	443,844	463,086
Net assets at end of period	$ 364,346	$ 388,400	$ 411,403	$ 443,844
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,356)	$ (1,298)	$ 30,494	$ 46,023
Realized gains (losses)	6,621	16,758	13,398	63,638
Unrealized appreciation (depreciation) during the year	(8,995)	(5,861)	(72,598)	(63,209)
Net increase (decrease) in net assets from operations	(3,730)	9,599	(28,706)	46,452
Contract transactions:
Payments received from contract owners	21	55	5,490	3,840
Transfers between Investment Options (including Guaranteed Interest Account), net	(270)	(1,291)	(93,492)	(46,129)
Transfers for contract benefits and terminations	(3,180)	(1,609)	(165,733)	(279,507)
Contract maintenance charges	(46)	(61)	(982)	(1,576)
Adjustments to net assets allocated to contracts in payout period	310	10	-	-
Net increase (decrease) in net assets resulting from contract transactions	(3,165)	(2,896)	(254,717)	(323,372)
Total increase (decrease) in net assets	(6,895)	6,703	(283,423)	(276,920)
Net assets at beginning of period	107,916	101,213	1,367,634	1,644,554
Net assets at end of period	$ 101,021	$ 107,916	$ 1,084,211	$ 1,367,634

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (5,039)	$ (26,246)	$ (11,621)	$ (15,059)
Realized gains (losses)	293,512	232,109	181,541	82,051
Unrealized appreciation (depreciation) during the year	(421,820)	19,323	(239,574)	108,827
Net increase (decrease) in net assets from operations	(133,347)	225,186	(69,654)	175,819
Contract transactions:
Payments received from contract owners	18,709	25,019	9,558	8,722
Transfers between Investment Options (including Guaranteed Interest Account), net	(83,173)	(144,491)	(29,259)	(52,640)
Transfers for contract benefits and terminations	(467,212)	(844,257)	(318,816)	(314,059)
Contract maintenance charges	(9,051)	(9,697)	(775)	(896)
Adjustments to net assets allocated to contracts in payout period	(428)	249	(67)	84
Net increase (decrease) in net assets resulting from contract transactions	(541,155)	(973,177)	(339,359)	(358,789)
Total increase (decrease) in net assets	(674,502)	(747,991)	(409,013)	(182,970)
Net assets at beginning of period	3,542,838	4,290,829	1,774,736	1,957,706
Net assets at end of period	$ 2,868,336	$ 3,542,838	$ 1,365,723	$ 1,774,736
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (17,213)	$ (25,679)	$ (225)	$ -
Realized gains (losses)	512,116	515,133	(4)	-
Unrealized appreciation (depreciation) during the year	(614,634)	(331,157)	(4,976)	-
Net increase (decrease) in net assets from operations	(119,731)	158,297	(5,205)	-
Contract transactions:
Payments received from contract owners	7,203	10,832	251	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(97,069)	(175,444)	123,666	-
Transfers for contract benefits and terminations	(361,777)	(390,904)	(52)	-
Contract maintenance charges	(13,983)	(15,909)	-	-
Adjustments to net assets allocated to contracts in payout period	(11)	5	-	-
Net increase (decrease) in net assets resulting from contract transactions	(465,637)	(571,420)	123,865	-
Total increase (decrease) in net assets	(585,368)	(413,123)	118,660	-
Net assets at beginning of period	2,238,448	2,651,571	-	-
Net assets at end of period	$ 1,653,080	$ 2,238,448	$ 118,660	$ -

	Neuberger Berman AMT Small Cap Growth Portfolio – S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,844)	$ (1,990)	$ (2,427)	$ (994)
Realized gains (losses)	318	12,886	32,302	(12,033)
Unrealized appreciation (depreciation) during the year	(41,698)	(23,480)	(24,036)	3,438
Net increase (decrease) in net assets from operations	(43,224)	(12,584)	5,839	(9,589)
Contract transactions:
Payments received from contract owners	123,738	-	2,894	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(148,230)	(231,016)	119,827	67,883
Transfers for contract benefits and terminations	(1,474)	(42,774)	(14,173)	(13,519)
Contract maintenance charges	(29)	(40)	(91)	(38)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(25,995)	(273,830)	108,457	54,326
Total increase (decrease) in net assets	(69,219)	(286,414)	114,296	44,737
Net assets at beginning of period	69,219	355,633	74,098	29,361
Net assets at end of period	$ -	$ 69,219	$ 188,394	$ 74,098
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (350)	$ (2,885)	$ (13,062)	$ (15,261)
Realized gains (losses)	34,130	28,920	324,840	425,611
Unrealized appreciation (depreciation) during the year	(36,061)	(22,879)	(451,073)	(214,407)
Net increase (decrease) in net assets from operations	(2,281)	3,156	(139,295)	195,943
Contract transactions:
Payments received from contract owners	8,241	2,332	13,029	35,476
Transfers between Investment Options (including Guaranteed Interest Account), net	71,190	146,716	(15,894)	(329,569)
Transfers for contract benefits and terminations	(89,727)	(27,118)	(305,885)	(384,546)
Contract maintenance charges	(356)	(307)	(9,898)	(11,369)
Adjustments to net assets allocated to contracts in payout period	-	-	(6)	2
Net increase (decrease) in net assets resulting from contract transactions	(10,652)	121,623	(318,654)	(690,006)
Total increase (decrease) in net assets	(12,933)	124,779	(457,949)	(494,063)
Net assets at beginning of period	677,490	552,711	2,131,161	2,625,224
Net assets at end of period	$ 664,557	$ 677,490	$ 1,673,212	$ 2,131,161

	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 40,482	$ (19,235)	$ 14,026	$ 653
Realized gains (losses)	(100,026)	(160,065)	(4,818)	2,120
Unrealized appreciation (depreciation) during the year	(323,416)	(161,938)	(32,665)	17,144
Net increase (decrease) in net assets from operations	(382,960)	(341,238)	(23,457)	19,917
Contract transactions:
Payments received from contract owners	3,764	7,093	10,103	6,952
Transfers between Investment Options (including Guaranteed Interest Account), net	293,374	199,169	(34,107)	(57,773)
Transfers for contract benefits and terminations	(285,554)	(327,848)	(157,548)	(213,794)
Contract maintenance charges	(7,621)	(9,054)	(494)	(695)
Adjustments to net assets allocated to contracts in payout period	(4)	4	314	644
Net increase (decrease) in net assets resulting from contract transactions	3,959	(130,636)	(181,732)	(264,666)
Total increase (decrease) in net assets	(379,001)	(471,874)	(205,189)	(244,749)
Net assets at beginning of period	1,477,855	1,949,729	688,397	933,146
Net assets at end of period	$ 1,098,854	$ 1,477,855	$ 483,208	$ 688,397
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	PIMCO Total Return Portfolio – Advisor Class		Rydex Inverse Government Long Bond Strategy Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 94,211	$ 27,954	$ (568)	$ (637)
Realized gains (losses)	55,225	6,992	75	3,252
Unrealized appreciation (depreciation) during the year	(167,679)	73,910	(385)	(14,473)
Net increase (decrease) in net assets from operations	(18,243)	108,856	(878)	(11,858)
Contract transactions:
Payments received from contract owners	24,688	6,113	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(134,282)	(328,085)	631	2,878
Transfers for contract benefits and terminations	(757,881)	(541,898)	-	-
Contract maintenance charges	(7,695)	(13,124)	(72)	(71)
Adjustments to net assets allocated to contracts in payout period	(329)	(251)	-	-
Net increase (decrease) in net assets resulting from contract transactions	(875,499)	(877,245)	559	2,807
Total increase (decrease) in net assets	(893,742)	(768,389)	(319)	(9,051)
Net assets at beginning of period	3,353,221	4,121,610	34,833	43,884
Net assets at end of period	$ 2,459,479	$ 3,353,221	$ 34,514	$ 34,833

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 446	$ 373	$ 22,037	$ 22,287
Realized gains (losses)	13,411	22,777	(5,960)	3,220
Unrealized appreciation (depreciation) during the year	(16,527)	(11,472)	(48,968)	22,848
Net increase (decrease) in net assets from operations	(2,670)	11,678	(32,891)	48,355
Contract transactions:
Payments received from contract owners	900	899	1,937	8,998
Transfers between Investment Options (including Guaranteed Interest Account), net	(24,817)	(101,578)	(5,829)	(28,119)
Transfers for contract benefits and terminations	(15,484)	(7,770)	(209,132)	(316,172)
Contract maintenance charges	(289)	(262)	(9,401)	(11,598)
Adjustments to net assets allocated to contracts in payout period	-	-	(6)	4
Net increase (decrease) in net assets resulting from contract transactions	(39,690)	(108,711)	(222,431)	(346,887)
Total increase (decrease) in net assets	(42,360)	(97,033)	(255,322)	(298,532)
Net assets at beginning of period	185,557	282,590	1,455,999	1,754,531
Net assets at end of period	$ 143,197	$ 185,557	$ 1,200,677	$ 1,455,999
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 55,747	$ 12,893	$ (4,922)	$ (4,107)
Realized gains (losses)	588,489	871,271	40,672	98,746
Unrealized appreciation (depreciation) during the year	(693,780)	(427,928)	(51,241)	(79,296)
Net increase (decrease) in net assets from operations	(49,544)	456,236	(15,491)	15,343
Contract transactions:
Payments received from contract owners	12,663	29,387	4,090	3,963
Transfers between Investment Options (including Guaranteed Interest Account), net	(160,722)	(413,902)	99,052	(32,968)
Transfers for contract benefits and terminations	(794,645)	(765,169)	(52,587)	(27,031)
Contract maintenance charges	(33,731)	(39,413)	(86)	(27)
Adjustments to net assets allocated to contracts in payout period	(39)	18	(36)	44
Net increase (decrease) in net assets resulting from contract transactions	(976,474)	(1,189,079)	50,433	(56,019)
Total increase (decrease) in net assets	(1,026,018)	(732,843)	34,942	(40,676)
Net assets at beginning of period	5,236,603	5,969,446	456,964	497,640
Net assets at end of period	$ 4,210,585	$ 5,236,603	$ 491,906	$ 456,964

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (11,624)	$ (9,486)	$ 12,602	$ 5,970
Realized gains (losses)	136,366	193,459	145,078	(1,607)
Unrealized appreciation (depreciation) during the year	(142,047)	(136,766)	(414,989)	(146,715)
Net increase (decrease) in net assets from operations	(17,305)	47,207	(257,309)	(142,352)
Contract transactions:
Payments received from contract owners	908	5,804	64,236	122
Transfers between Investment Options (including Guaranteed Interest Account), net	4,252	(160,281)	(75,959)	(85,231)
Transfers for contract benefits and terminations	(181,984)	(178,337)	(129,444)	(66,781)
Contract maintenance charges	(4,795)	(5,296)	(515)	(808)
Adjustments to net assets allocated to contracts in payout period	(6)	3	7,344	(7)
Net increase (decrease) in net assets resulting from contract transactions	(181,625)	(338,107)	(134,338)	(152,705)
Total increase (decrease) in net assets	(198,930)	(290,900)	(391,647)	(295,057)
Net assets at beginning of period	959,636	1,250,536	1,357,204	1,652,261
Net assets at end of period	$ 760,706	$ 959,636	$ 965,557	$ 1,357,204
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,737	$ 2,808	$ 195,196	$ 79,715
Realized gains (losses)	98,123	(49,299)	482,003	292,924
Unrealized appreciation (depreciation) during the year	(308,234)	(69,787)	(1,355,845)	(1,780,421)
Net increase (decrease) in net assets from operations	(201,374)	(116,278)	(678,646)	(1,407,782)
Contract transactions:
Payments received from contract owners	16,771	16,800	166,004	7,618
Transfers between Investment Options (including Guaranteed Interest Account), net	(12,331)	(116,496)	(9,948)	(109,943)
Transfers for contract benefits and terminations	(165,556)	(207,574)	(881,706)	(765,712)
Contract maintenance charges	(955)	(689)	(4,872)	(5,425)
Adjustments to net assets allocated to contracts in payout period	(5)	341	(8,528)	62
Net increase (decrease) in net assets resulting from contract transactions	(162,076)	(307,618)	(739,050)	(873,400)
Total increase (decrease) in net assets	(363,450)	(423,896)	(1,417,696)	(2,281,182)
Net assets at beginning of period	1,046,070	1,469,966	9,831,707	12,112,889
Net assets at end of period	$ 682,620	$ 1,046,070	$ 8,414,011	$ 9,831,707

	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 41,093	$ 14,838	$ 373,195	$ 235,550
Realized gains (losses)	19,673	(12,107)	6,123	14,245
Unrealized appreciation (depreciation) during the year	(202,610)	(308,103)	(695,446)	(205,044)
Net increase (decrease) in net assets from operations	(141,844)	(305,372)	(316,128)	44,751
Contract transactions:
Payments received from contract owners	14,921	28,754	301,433	14,775
Transfers between Investment Options (including Guaranteed Interest Account), net	(172,222)	179,394	(46,367)	78,543
Transfers for contract benefits and terminations	(215,076)	(372,366)	(745,695)	(463,696)
Contract maintenance charges	(1,675)	(1,653)	(2,534)	(2,381)
Adjustments to net assets allocated to contracts in payout period	(905)	1,707	(22,769)	4,046
Net increase (decrease) in net assets resulting from contract transactions	(374,957)	(164,164)	(515,932)	(368,713)
Total increase (decrease) in net assets	(516,801)	(469,536)	(832,060)	(323,962)
Net assets at beginning of period	2,210,947	2,680,483	5,919,636	6,243,598
Net assets at end of period	$ 1,694,146	$ 2,210,947	$ 5,087,576	$ 5,919,636
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 525,070	$ 95,757	$ 68,881	$ 1,718
Realized gains (losses)	461,131	972,316	73,639	137,287
Unrealized appreciation (depreciation) during the year	(3,578,300)	(2,526,802)	(546,904)	(403,061)
Net increase (decrease) in net assets from operations	(2,592,099)	(1,458,729)	(404,384)	(264,056)
Contract transactions:
Payments received from contract owners	926,650	214,725	19,436	23,435
Transfers between Investment Options (including Guaranteed Interest Account), net	(2,100,553)	(1,053,283)	(112,484)	(143,716)
Transfers for contract benefits and terminations	(3,042,128)	(4,965,294)	(757,486)	(1,285,397)
Contract maintenance charges	18,172	(20,720)	(25,609)	(33,428)
Adjustments to net assets allocated to contracts in payout period	(24,527)	17,037	(2,464)	3,506
Net increase (decrease) in net assets resulting from contract transactions	(4,222,386)	(5,807,535)	(878,607)	(1,435,600)
Total increase (decrease) in net assets	(6,814,485)	(7,266,264)	(1,282,991)	(1,699,656)
Net assets at beginning of period	38,012,237	45,278,501	6,234,415	7,934,071
Net assets at end of period	$ 31,197,752	$ 38,012,237	$ 4,951,424	$ 6,234,415

	Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (861,275)	$ (817,031)	$ (75,962)	$ (74,701)
Realized gains (losses)	3,746,340	3,084,058	1,329,345	1,681,661
Unrealized appreciation (depreciation) during the year	2,488,006	4,428,710	(2,624,252)	(474,835)
Net increase (decrease) in net assets from operations	5,373,071	6,695,737	(1,370,869)	1,132,125
Contract transactions:
Payments received from contract owners	581,192	296,561	261,173	204,416
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,465,955)	(1,979,941)	(118,951)	(180,306)
Transfers for contract benefits and terminations	(7,572,196)	(8,123,464)	(1,494,123)	(1,946,166)
Contract maintenance charges	(69,964)	(76,369)	19,207	(7,527)
Adjustments to net assets allocated to contracts in payout period	70,446	2,818	(40,813)	(44,758)
Net increase (decrease) in net assets resulting from contract transactions	(8,456,477)	(9,880,395)	(1,373,507)	(1,974,341)
Total increase (decrease) in net assets	(3,083,406)	(3,184,658)	(2,744,376)	(842,216)
Net assets at beginning of period	70,130,695	73,315,353	14,327,575	15,169,791
Net assets at end of period	$ 67,047,289	$ 70,130,695	$ 11,583,199	$ 14,327,575
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 200,474	$ 663,009	$ 509,863	$ 745,591
Realized gains (losses)	1,284,052	1,597,950	(51,947)	107,016
Unrealized appreciation (depreciation) during the year	(3,994,290)	(3,468,309)	(858,402)	(617,408)
Net increase (decrease) in net assets from operations	(2,509,764)	(1,207,350)	(400,486)	235,199
Contract transactions:
Payments received from contract owners	73,285	108,243	148,452	83,966
Transfers between Investment Options (including Guaranteed Interest Account), net	(200,275)	(459,666)	(368,208)	(292,428)
Transfers for contract benefits and terminations	(2,526,203)	(3,536,366)	(2,223,538)	(3,447,805)
Contract maintenance charges	(46,199)	(55,982)	(25,421)	(35,132)
Adjustments to net assets allocated to contracts in payout period	(1,672)	2,707	40,947	(3,266)
Net increase (decrease) in net assets resulting from contract transactions	(2,701,064)	(3,941,064)	(2,427,768)	(3,694,665)
Total increase (decrease) in net assets	(5,210,828)	(5,148,414)	(2,828,254)	(3,459,466)
Net assets at beginning of period	24,099,132	29,247,546	19,391,067	22,850,533
Net assets at end of period	$ 18,888,304	$ 24,099,132	$ 16,562,813	$ 19,391,067

	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,741	$ (12,715)	$ (98,568)	$ (104,048)
Realized gains (losses)	1,526,077	1,248,809	948,163	1,215,770
Unrealized appreciation (depreciation) during the year	(1,442,778)	1,227,348	(893,221)	(836,315)
Net increase (decrease) in net assets from operations	89,040	2,463,442	(43,626)	275,407
Contract transactions:
Payments received from contract owners	54,130	49,176	55,275	26,589
Transfers between Investment Options (including Guaranteed Interest Account), net	(353,610)	80,467	(234,258)	(538,268)
Transfers for contract benefits and terminations	(1,063,669)	(1,220,607)	(836,481)	(820,516)
Contract maintenance charges	(14,231)	(13,905)	(5,868)	(5,653)
Adjustments to net assets allocated to contracts in payout period	1,298	(5,849)	(4,257)	3,958
Net increase (decrease) in net assets resulting from contract transactions	(1,376,082)	(1,110,718)	(1,025,589)	(1,333,890)
Total increase (decrease) in net assets	(1,287,042)	1,352,724	(1,069,215)	(1,058,483)
Net assets at beginning of period	10,061,248	8,708,524	8,312,267	9,370,750
Net assets at end of period	$ 8,774,206	$ 10,061,248	$ 7,243,052	$ 8,312,267
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (63,227)	$ (66,351)	$ 255,640	$ 571,348
Realized gains (losses)	1,001,050	1,096,212	4,072,268	4,022,375
Unrealized appreciation (depreciation) during the year	(1,161,246)	(1,112,305)	(7,997,452)	(683,756)
Net increase (decrease) in net assets from operations	(223,423)	(82,444)	(3,669,544)	3,909,967
Contract transactions:
Payments received from contract owners	30,563	47,971	830,571	154,980
Transfers between Investment Options (including Guaranteed Interest Account), net	(219,475)	(562,427)	(2,453,949)	(1,654,874)
Transfers for contract benefits and terminations	(1,344,677)	(1,584,304)	(6,225,502)	(7,296,577)
Contract maintenance charges	(16,653)	(29,064)	(35,445)	(38,319)
Adjustments to net assets allocated to contracts in payout period	16,482	5,067	(18,435)	18,817
Net increase (decrease) in net assets resulting from contract transactions	(1,533,760)	(2,122,757)	(7,902,760)	(8,815,973)
Total increase (decrease) in net assets	(1,757,183)	(2,205,201)	(11,572,304)	(4,906,006)
Net assets at beginning of period	9,074,875	11,280,076	62,298,734	67,204,740
Net assets at end of period	$ 7,317,692	$ 9,074,875	$ 50,726,430	$ 62,298,734

	Wanger International		Wanger International Select
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 45,408	$ 47,007	$ 8,520	$ 2,375
Realized gains (losses)	2,368,913	3,943,169	252,043	243,664
Unrealized appreciation (depreciation) during the year	(2,655,923)	(5,687,256)	(339,544)	(612,192)
Net increase (decrease) in net assets from operations	(241,602)	(1,697,080)	(78,981)	(366,153)
Contract transactions:
Payments received from contract owners	118,017	154,946	11,920	9,840
Transfers between Investment Options (including Guaranteed Interest Account), net	(192,194)	(853,957)	(17,835)	(103,204)
Transfers for contract benefits and terminations	(2,717,439)	(3,626,459)	(241,441)	(739,356)
Contract maintenance charges	(15,899)	(17,821)	(910)	(917)
Adjustments to net assets allocated to contracts in payout period	(841)	(1,628)	(420)	394
Net increase (decrease) in net assets resulting from contract transactions	(2,808,356)	(4,344,919)	(248,686)	(833,243)
Total increase (decrease) in net assets	(3,049,958)	(6,041,999)	(327,667)	(1,199,396)
Net assets at beginning of period	28,095,941	34,137,940	3,829,288	5,028,684
Net assets at end of period	$ 25,045,983	$ 28,095,941	$ 3,501,621	$ 3,829,288
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2015 and 2014
(Continued)
	Wanger Select		Wanger USA
	2015	2014	2015	2014
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (67,795)	$ (78,494)	$ (387,550)	$ (411,507)
Realized gains (losses)	1,660,757	1,121,631	5,079,142	5,520,756
Unrealized appreciation (depreciation) during the year	(1,640,162)	(933,472)	(5,130,490)	(4,063,699)
Net increase (decrease) in net assets from operations	(47,200)	109,665	(438,898)	1,045,550
Contract transactions:
Payments received from contract owners	7,275	6,442	137,627	134,997
Transfers between Investment Options (including Guaranteed Interest Account), net	(79,685)	(98,660)	(597,436)	(892,170)
Transfers for contract benefits and terminations	(368,459)	(1,123,094)	(2,835,378)	(4,604,862)
Contract maintenance charges	(1,337)	(1,291)	(12,807)	(16,617)
Adjustments to net assets allocated to contracts in payout period	411	213	2,132	(9,686)
Net increase (decrease) in net assets resulting from contract transactions	(441,795)	(1,216,390)	(3,305,862)	(5,388,338)
Total increase (decrease) in net assets	(488,995)	(1,106,725)	(3,744,760)	(4,342,788)
Net assets at beginning of period	5,650,096	6,756,821	31,657,967	36,000,755
Net assets at end of period	$ 5,161,101	$ 5,650,096	$ 27,913,207	$ 31,657,967
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Accumulation Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, the "Company", “we” or “us”), the sponsor company. Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 62 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio – Class 1-2 Shares
AB VPS Balanced Wealth Strategy Portfolio-Class B (formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio-Class B)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity ® VIP Contrafund® Portfolio – Service Class
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
Fidelity ® VIP Growth Portfolio – Service Class
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Class II
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Neuberger Berman AMT Small Cap Growth Portfolio-Class S (effective 11/6/2015, merged into surviving fund Neuberger Berman AMT Mid Cap Growth Portfolio-Class S)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 1
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 1
Templeton Foreign VIP Fund-Class 2
Templeton Global Bond VIP Fund-Class 1
Templeton Growth VIP Fund-Class 1
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income Series – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against Phoenix Life’s general account assets.
Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by Phoenix Life and may result in additional amounts being transferred into the variable annuity account from Phoenix Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to Phoenix Life.
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
D.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2015.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 121,898	$ 134,079
AB VPS Balanced Wealth Strategy Portfolio – Class B	411,681	663,758
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	148,165	151,181
Deutsche Equity 500 Index VIP – Class A	834,806	530,012
Deutsche Small Cap Index VIP – Class A	46,237	33,770
Federated Fund for U.S. Government Securities II	460,230	1,674,550
Federated High Income Bond Fund II – Primary Shares	191,894	870,861
Federated Prime Money Fund II	2,071,684	4,631,452
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,574,441	2,986,518
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	534,354	1,750,069
Fidelity ® VIP Growth Portfolio – Service Class	224,458	260,031
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	409,917	578,341
Franklin Flex Cap Growth VIP Fund – Class 2	62,666	31,578
Franklin Income VIP Fund – Class 2	576,860	1,018,870
Franklin Mutual Shares VIP Fund – Class 2	882,173	1,481,191
Guggenheim Long Short Equity Fund	-	47,499
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	7,586	31,771
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	148,366	386,354
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	32,022	366,655
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	285,084	1,102,992
Invesco V.I. American Franchise Fund – Series I Shares	297,949	333,549
Invesco V.I. Core Equity Fund – Series I Shares	34,754	42,113
Invesco V.I. Equity and Income Fund – Series II Shares	85,016	55,589
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	44,990	17,364
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	8,779	5,742
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	101,590	318,122
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	220,898	612,182
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	126,978	391,821
Neuberger Berman AMT Guardian Portfolio – S Class	475,192	505,970
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	123,916	276
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	289,154	323,494
Oppenheimer Capital Appreciation Fund/VA – Service Shares	430,250	296,730
Oppenheimer Global Fund/VA – Service Shares	426,743	378,359
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	411,393	451,796
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	384,895	340,453
PIMCO Real Return Portfolio – Advisor Class	61,873	229,578
PIMCO Total Return Portfolio – Advisor Class	435,752	1,190,021
Rydex Inverse Government Long Bond Strategy Fund	1,623	1,632
Sentinel Variable Products Balanced Fund	11,248	42,806
Sentinel Variable Products Bond Fund	65,968	266,362
Sentinel Variable Products Common Stock Fund	755,999	1,246,235
Sentinel Variable Products Mid Cap Fund	166,741	79,635
Sentinel Variable Products Small Company Fund	199,462	265,347
Templeton Developing Markets VIP Fund – Class 1	321,497	281,917
Templeton Developing Markets VIP Fund – Class 2	249,540	274,062
Templeton Foreign VIP Fund – Class 1	1,025,174	1,262,413
Templeton Foreign VIP Fund – Class 2	428,126	693,369
Templeton Global Bond VIP Fund – Class 1	1,140,482	1,254,715
Templeton Growth VIP Fund – Class 1	2,064,767	5,762,084
Templeton Growth VIP Fund – Class 2	309,768	1,119,494
Virtus Capital Growth Series – Class A Shares	1,171,184	10,488,936
Virtus Growth & Income Series – Class A Shares	1,895,879	2,013,476

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus International Series – Class A Shares	$ 1,889,987	$ 3,613,481
Virtus Multi-Sector Fixed Income Series – Class A Shares	1,444,044	3,361,951
Virtus Real Estate Securities Series – Class A Shares	2,226,599	2,117,501
Virtus Small-Cap Growth Series – Class A Shares	1,198,802	1,553,327
Virtus Small-Cap Value Series – Class A Shares	789,681	1,697,979
Virtus Strategic Allocation Series – Class A Shares	5,809,115	9,534,456
Wanger International	3,093,338	3,468,336
Wanger International Select	345,280	345,366
Wanger Select	1,598,552	548,979
Wanger USA	5,480,468	4,133,678
	$ 46,667,968	$ 79,652,228

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	3,789	(68,093)	(64,304)	9,113	(224,295)	(215,182)
AB VPS Balanced Wealth Strategy Portfolio – Class B	214,994	(494,943)	(279,949)	121,104	(53,752)	67,352
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	70,738	(77,475)	(6,737)	72,307	(76,891)	(4,584)
Deutsche Equity 500 Index VIP – Class A	280,732	(242,036)	38,696	133,588	(314,515)	(180,927)
Deutsche Small Cap Index VIP – Class A	11,213	(17,049)	(5,836)	26,568	(194,905)	(168,337)
Federated Fund for U.S. Government Securities II	185,188	(1,026,228)	(841,040)	759,349	(1,539,504)	(780,155)
Federated High Income Bond Fund II – Primary Shares	27,721	(380,546)	(352,825)	43,826	(314,729)	(270,903)
Federated Prime Money Fund II	2,211,733	(4,769,984)	(2,558,251)	4,623,029	(7,141,929)	(2,518,900)
Fidelity ® VIP Contrafund® Portfolio – Service Class	137,790	(1,302,800)	(1,165,010)	430,624	(1,411,168)	(980,544)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	102,186	(1,085,499)	(983,313)	99,126	(823,407)	(724,281)
Fidelity ® VIP Growth Portfolio – Service Class	144,988	(170,900)	(25,912)	236,689	(505,932)	(269,243)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	259,279	(410,781)	(151,502)	491,932	(1,071,521)	(579,589)
Franklin Flex Cap Growth VIP Fund – Class 2	3,312	(18,152)	(14,840)	38,262	(14,760)	23,502
Franklin Income VIP Fund – Class 2	243,525	(668,132)	(424,607)	391,329	(1,418,381)	(1,027,052)
Franklin Mutual Shares VIP Fund – Class 2	75,597	(717,880)	(642,283)	106,276	(1,231,599)	(1,125,323)
Guggenheim Long Short Equity Fund	1	(26,589)	(26,588)	671	(21,595)	(20,924)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	8	(20,710)	(20,702)	15	(115,695)	(115,680)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	40,423	(278,977)	(238,554)	36,860	(1,176,987)	(1,140,127)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	16,218	(275,341)	(259,123)	38,495	(25,806)	12,689
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	142,462	(936,976)	(794,514)	984,876	(607,214)	377,662
Invesco V.I. American Franchise Fund – Series I Shares	191,988	(216,645)	(24,657)	227,945	(437,618)	(209,673)
Invesco V.I. Core Equity Fund – Series I Shares	2,463	(24,345)	(21,882)	1,771	(39,928)	(38,157)
Invesco V.I. Equity and Income Fund – Series II Shares	27,242	(33,351)	(6,109)	145,252	(34,214)	111,038
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	1,338	(6,805)	(5,467)	1,410	(20,628)	(19,218)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	643	(2,288)	(1,645)	259	(1,871)	(1,612)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	26,873	(171,335)	(144,462)	77,040	(268,566)	(191,526)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	19,720	(382,542)	(362,822)	57,485	(715,452)	(657,967)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	19,345	(222,852)	(203,507)	28,768	(254,750)	(225,982)
Neuberger Berman AMT Guardian Portfolio – S Class	10,108	(320,370)	(310,262)	15,942	(404,700)	(388,758)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	122,535	(54)	122,481	-	-	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	196,614	(249,118)	(52,504)	11,450	(231,359)	(219,909)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	259,240	(186,454)	72,786	212,024	(185,494)	26,530
Oppenheimer Global Fund/VA – Service Shares	235,425	(256,209)	(20,784)	121,921	(35,859)	86,062
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	62,979	(264,997)	(202,018)	211,175	(662,053)	(450,878)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	530,830	(498,778)	32,052	300,739	(422,515)	(121,776)
PIMCO Real Return Portfolio – Advisor Class	29,711	(167,453)	(137,742)	13,997	(208,166)	(194,169)
PIMCO Total Return Portfolio – Advisor Class	186,740	(775,401)	(588,661)	16,924	(614,793)	(597,869)
Rydex Inverse Government Long Bond Strategy Fund	5,508	(3,378)	2,130	7,830	(186)	7,644
Sentinel Variable Products Balanced Fund	651	(29,049)	(28,398)	11,334	(91,830)	(80,496)
Sentinel Variable Products Bond Fund	19,034	(183,921)	(164,887)	127,308	(382,121)	(254,813)
Sentinel Variable Products Common Stock Fund	130,410	(751,149)	(620,739)	74,135	(878,472)	(804,337)
Sentinel Variable Products Mid Cap Fund	87,406	(53,326)	34,080	19,915	(61,316)	(41,401)
Sentinel Variable Products Small Company Fund	43,666	(154,829)	(111,163)	10,643	(231,978)	(221,335)
Templeton Developing Markets VIP Fund – Class 1	89,838	(187,329)	(97,491)	78	(96,438)	(96,360)
Templeton Developing Markets VIP Fund – Class 2	74,859	(205,081)	(130,222)	45,957	(252,978)	(207,021)
Templeton Foreign VIP Fund – Class 1	102,141	(295,443)	(193,302)	7,722	(224,477)	(216,755)
Templeton Foreign VIP Fund – Class 2	144,720	(369,157)	(224,437)	118,672	(199,805)	(81,133)
Templeton Global Bond VIP Fund – Class 1	128,246	(230,439)	(102,193)	21,187	(90,911)	(69,724)
Templeton Growth VIP Fund – Class 1	172,926	(869,198)	(696,272)	62,896	(960,829)	(897,933)
Templeton Growth VIP Fund – Class 2	121,543	(658,671)	(537,128)	326,708	(1,164,609)	(837,901)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2015			For the period ended December 31, 2014
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Capital Growth Series – Class A Shares	98,907	(847,127)	(748,220)	69,373	(1,356,857)	(1,287,484)
Virtus Growth & Income Series – Class A Shares	258,661	(1,025,235)	(766,574)	198,376	(1,303,780)	(1,105,404)
Virtus International Series – Class A Shares	391,714	(1,297,701)	(905,987)	311,122	(1,450,736)	(1,139,614)
Virtus Multi-Sector Fixed Income Series – Class A Shares	179,466	(708,290)	(528,824)	313,671	(1,130,365)	(816,694)
Virtus Real Estate Securities Series – Class A Shares	78,896	(427,342)	(348,446)	184,490	(475,675)	(291,185)
Virtus Small-Cap Growth Series – Class A Shares	133,633	(455,580)	(321,947)	56,388	(510,752)	(454,364)
Virtus Small-Cap Value Series – Class A Shares	24,822	(693,169)	(668,347)	108,674	(1,005,598)	(896,924)
Virtus Strategic Allocation Series – Class A Shares	118,533	(985,636)	(867,103)	28,769	(1,094,084)	(1,065,315)
Wanger International	61,307	(487,985)	(426,678)	70,008	(626,820)	(556,812)
Wanger International Select	16,168	(90,433)	(74,265)	71,911	(320,899)	(248,988)
Wanger Select	11,612	(131,248)	(119,636)	28,166	(364,913)	(336,747)
Wanger USA	62,125	(557,686)	(495,561)	49,915	(902,910)	(852,995)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2015, 2014, 2013, 2012, and 2011 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2015	535	2.60	to	2.31	1,023	0.08%	0.90%	to	1.80%	4.28%	to	5.24%
2014	600	2.49	to	2.19	1,084	0.08%	0.90%	to	1.80%	11.71%	to	12.73%
2013 ‡	815	2.23	to	1.95	1,285	0.34%	0.90%	to	1.80%	32.76%	to	33.97%
2012 ‡	1,022	1.68	to	1.45	1,205	0.99%	0.90%	to	1.80%	16.17%	to	17.24%
2011 ‡	1,212	1.45#	to	1.24#	1,217	0.11%	0.90%	to	1.80%	(2.09%)	to	(1.20%)#
AB VPS Balanced Wealth Strategy Portfolio – Class B
2015 ‡	808	1.25	to	1.30	1,038	1.80%	1.25%	to	1.80%	(0.53%)	to	0.03%
2014	1,088	1.25	to	1.30	1,389	2.37%	1.25%	to	1.80%	5.18%	to	5.77%
2013 ‡	1,021	1.19	to	1.23	1,234	2.54%	1.25%	to	1.80%	14.18%	to	14.82%#
2012	755	1.04	to	1.07	794	1.88%	1.25%	to	1.80%	11.33%	to	11.95%
2011 ‡	719	0.94	to	0.96	677	1.77%	1.25%	to	1.80%	(4.80%)	to	(4.27%)#
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2015 ‡	368	1.74	to	1.83	655	0.09%	0.90%	to	1.50%	(4.14%)	to	(3.56%)
2014	375	1.82	to	1.90	694	0.93%	0.90%	to	1.50%	7.62%	to	8.27%
2013 ‡	380	1.69	to	1.75	651	1.02%	0.90%	to	1.50%	30.84%	to	31.63%
2012 ‡	238	1.29	to	1.33	311	1.07%	0.90%	to	1.50%	15.54%	to	16.25%
2011 ‡	214	1.13#	to	1.14	242	0.99%	0.90%	to	1.80%	(3.46%)#	to	(3.12%)#
Deutsche Equity 500 Index VIP – Class A
2015 ‡	1,959	1.81	to	2.13	3,911	1.70%	0.90%	to	1.80%	(0.69%)	to	0.22%
2014	1,920	1.82	to	2.13	3,822	1.90%	0.90%	to	1.80%	11.35%	to	12.37%
2013	2,101	1.63	to	1.90	3,717	1.82%	0.90%	to	1.80%	29.56%	to	30.74%
2012 ‡	2,545	1.26	to	1.45	3,455	1.75%	0.90%	to	1.80%	13.61%	to	14.66%
2011 ‡	2,921	1.11#	to	1.26	3,463	1.71%	0.90%	to	1.80%	0.01%#	to	0.92%
Deutsche Small Cap Index VIP – Class A
2015 ‡	160	1.62	to	1.69	266	1.09%	1.00%	to	1.50%	(6.03%)	to	(5.55%)
2014	166	1.69	to	1.79	292	0.90%	1.00%	to	1.80%	2.86%	to	3.70%
2013 ‡	335	1.64	to	1.72	568	1.76%	1.00%	to	1.80%	36.15%	to	37.25%
2012 ‡	127	1.21	to	1.26	157	0.95%	1.00%	to	1.80%	14.16%	to	15.09%
2011 ‡	148	1.06	to	1.08#	160	0.82%	1.00%	to	1.80%	(6.13%)#	to	(5.61%)#
Federated Fund for U.S. Government Securities II
2015	3,581	1.30	to	1.54	5,402	2.78%	0.90%	to	1.80%	(1.29%)	to	(0.39%)
2014	4,422	1.32	to	1.55	6,747	2.99%	0.90%	to	1.80%	2.74%	to	3.68%
2013	5,202	1.28	to	1.49	7,643	3.35%	0.90%	to	1.80%	(3.81%)	to	(2.93%)
2012 ‡	6,156	1.33	to	1.54	9,393	3.92%	0.90%	to	1.80%	1.12%	to	2.05%
2011 ‡	7,272	1.32#	to	1.51#	10,923	4.39%	0.90%	to	1.80%	3.88%#	to	4.83%
Federated High Income Bond Fund II – Primary Shares
2015 ‡	809	2.06	to	2.36	1,679	6.13%	0.90%	to	1.80%	(4.32%)	to	(3.45%)
2014	1,162	2.16	to	2.44	2,518	6.34%	0.90%	to	1.80%	0.85%	to	1.77%
2013 ‡	1,433	2.14	to	2.40	3,067	6.85%	0.90%	to	1.80%	5.06%	to	6.03%
2012 ‡	1,521	2.04	to	2.26	3,068	7.33%	0.90%	to	1.80%	12.63%	to	13.66%
2011 ‡	1,487	1.81#	to	1.99	2,662	9.51%	0.90%	to	1.80%	3.28%#	to	4.22%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated Prime Money Fund II
2015 ‡	13,231	0.90	to	0.95	12,235	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2014	15,789	0.91	to	0.96	14,795	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2013	18,308	0.93	to	0.96	17,383	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2012 ‡	21,079	0.95	to	0.97	20,277	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2011 ‡	24,347	0.97	to	0.98	23,730	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)#
Fidelity ® VIP Contrafund® Portfolio – Service Class
2015	5,145	2.45	to	2.58	11,051	0.85%	0.90%	to	1.80%	(1.25%)	to	(0.35%)
2014	6,310	2.48	to	2.59	13,643	0.84%	0.90%	to	1.80%	9.81%	to	10.81%
2013	7,290	2.26	to	2.34	14,297	0.98%	0.90%	to	1.80%	28.79%	to	29.97%
2012 ‡	7,702	1.75	to	1.80	11,671	1.20%	0.90%	to	1.80%	14.21%	to	15.26%
2011 ‡	8,778	1.53#	to	1.56#	11,595	0.85%	0.90%	to	1.80%	(4.38%)	to	(3.51%)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2015	2,116	1.98	to	1.82	3,695	0.05%	0.90%	to	1.80%	3.58%	to	4.53%
2014	3,100	1.91	to	1.75	5,074	0.11%	0.90%	to	1.80%	10.09%	to	11.09%
2013	3,824	1.73	to	1.57	5,689	0.19%	0.90%	to	1.80%	35.30%	to	36.54%
2012 ‡	4,263	1.28	to	1.15	4,746	0.30%	0.90%	to	1.80%	17.31%	to	18.39%
2011 ‡	4,664	1.09#	to	0.97#	4,484	0.05%	0.90%	to	1.80%	0.35%#	to	1.26%#
Fidelity ® VIP Growth Portfolio – Service Class
2015	1,098	1.70	to	1.67	1,483	0.16%	0.90%	to	1.80%	5.13%	to	6.09%
2014	1,124	1.62	to	1.58	1,466	0.09%	0.90%	to	1.80%	9.19%	to	10.19%
2013	1,393	1.48	to	1.43	1,644	0.19%	0.90%	to	1.80%	33.76%	to	34.98%
2012 ‡	1,542	1.11	to	1.06	1,363	0.43%	0.90%	to	1.80%	12.48%	to	13.51%
2011 ‡	2,182	0.98#	to	0.93#	1,693	0.24%	0.90%	to	1.80%	(1.66%)	to	(0.76%)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2015 ‡	1,717	1.25	to	1.36	2,237	2.38%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014	1,869	1.28	to	1.38	2,482	1.88%	0.90%	to	1.80%	3.85%	to	4.80%
2013	2,449	1.23	to	1.32	3,116	2.38%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
2012	2,556	1.28	to	1.35	3,361	2.22%	0.90%	to	1.80%	3.86%	to	4.82%
2011 ‡	2,820	1.23	to	1.29	3,554	3.24%	0.90%	to	1.80%	5.29%#	to	6.25%
Franklin Flex Cap Growth VIP Fund – Class 2
2015	61	1.56	to	1.63	98	-	1.25%	to	1.80%	2.49%	to	3.06%
2014 ‡	76	1.52	to	1.58	119	-	1.25%	to	1.80%	4.20%	to	4.78%
2013 ‡	52	1.46	to	1.51	78	0.00%*	1.25%	to	1.80%	35.01%	to	35.76%
2012 ‡	43	1.08	to	1.11	48	-	1.00%	to	1.80%	7.29%	to	7.90%
2011 ‡	76	1.01	to	1.04	78	-	1.00%	to	1.80%	(6.51%)#	to	(5.85%)
Franklin Income VIP Fund – Class 2
2015	3,368	1.34	to	1.46	4,441	4.65%	0.90%	to	1.80%	(8.73%)	to	(7.89%)
2014	3,792	1.47	to	1.59	5,463	5.23%	0.90%	to	1.80%	2.73%	to	3.67%
2013	4,820	1.43	to	1.53	6,793	6.42%	0.90%	to	1.80%	11.89%	to	12.92%
2012 ‡	4,805	1.28	to	1.36	6,042	6.31%	0.90%	to	1.80%	10.62%	to	11.64%
2011 ‡	5,227	1.15	to	1.22	5,936	5.90%	0.90%	to	1.80%	0.55%	to	1.47%
Franklin Mutual Shares VIP Fund – Class 2
2015	3,717	1.72	to	1.91	6,866	3.00%	0.90%	to	1.80%	(6.65%)	to	(5.79%)
2014	4,359	1.84	to	2.03	8,547	1.95%	0.90%	to	1.80%	5.20%	to	6.16%
2013	5,485	1.75	to	1.91	10,017	2.03%	0.90%	to	1.80%	25.96%	to	27.11%
2012 ‡	6,457	1.39	to	1.51	9,353	2.02%	0.90%	to	1.80%	12.18%	to	13.21%
2011 ‡	7,334	1.24#	to	1.33#	9,468	2.34%	0.90%	to	1.80%	(2.82%)	to	(1.93%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim Long Short Equity Fund
2015	69	1.71	to	1.76	119	-	1.00%	to	1.25%	(0.01%)	to	0.25%
2014	96	1.71	to	1.76	164	-	1.00%	to	1.25%	1.51%	to	1.77%
2013 ‡	117	1.68	to	1.73	197	0.00%*	1.00%	to	1.25%	15.99%	to	16.28%
2012	129	1.45	to	1.49	187	-	1.00%	to	1.25%	3.12%	to	3.39%
2011	156	1.41	to	1.44	220	-	1.00%	to	1.25%	(7.73%)	to	(7.49%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2015	217	1.24	to	1.28	273	1.14%	1.25%	to	1.80%	(4.58%)	to	(4.05%)
2014	237	1.30	to	1.33	312	0.70%	1.25%	to	1.80%	2.59%	to	3.17%
2013 ‡	353	1.27	to	1.29	453	1.02%	1.25%	to	1.80%	15.99%	to	16.64%
2012 ‡	412	1.09	to	1.11	455	1.02%	1.00%	to	1.80%	12.14%	to	13.05%
2011 ‡	492	0.98	to	0.99	482	0.77%	0.90%	to	1.80%	(6.75%)#	to	(5.89%)#
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2015 ‡	1,924	1.17	to	1.22	2,304	1.35%	1.10%	to	1.80%	(3.98%)	to	(3.30%)
2014 ‡	2,163	1.22	to	1.26	2,686	0.90%	1.10%	to	1.80%	2.63%	to	3.36%
2013 ‡	3,303	1.19	to	1.22	3,984	1.41%	1.10%	to	1.80%	9.85%	to	10.63%
2012	3,043	1.08	to	1.10	3,326	1.38%	1.10%	to	1.80%	8.82%	to	9.59%
2011 ‡	2,724	1.00	to	1.00	2,727	0.78%	0.90%	to	1.80%	(2.66%)	to	(1.97%)#
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2015	297	1.23	to	1.28	372	0.88%	1.00%	to	1.80%	(4.26%)	to	(3.49%)
2014 ‡	556	1.28	to	1.31	726	1.01%	1.25%	to	1.80%	2.69%	to	3.27%
2013 ‡	543	1.25	to	1.27	687	1.16%	1.25%	to	1.80%	14.45%	to	15.09%
2012 ‡	457	1.09	to	1.11	502	1.10%	1.10%	to	1.80%	10.88%	to	11.67%
2011	537	0.98	to	0.99	530	1.03%	1.10%	to	1.80%	(5.41%)	to	(4.74%)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2015	1,951	1.10	to	1.14	2,186	1.12%	1.00%	to	1.80%	(3.45%)	to	(2.66%)
2014	2,746	1.14	to	1.17	3,176	1.27%	1.00%	to	1.80%	1.45%	to	2.27%
2013 ‡	2,368	1.12	to	1.15	2,684	1.24%	1.00%	to	1.80%	5.40%	to	6.26%
2012	2,778	1.06	to	1.08	2,976	1.44%	1.00%	to	1.80%	5.92%	to	6.79%
2011	4,101	1.00	to	1.01	4,130	1.09%	1.00%	to	1.80%	(0.73%)	to	0.08%
Invesco V.I. American Franchise Fund – Series I Shares
2015	822	1.47	to	1.52	1,232	-	0.90%	to	1.80%	3.12%	to	4.06%
2014	847	1.42	to	1.46	1,223	0.05%	0.90%	to	1.80%	6.49%	to	7.46%
2013	1,057	1.34	to	1.36	1,426	0.42%	0.90%	to	1.80%	37.62%	to	38.88%
2012 [4]	1,323	0.97	to	0.98	1,290	-	0.90%	to	1.80%	(3.69%)	to	(3.09%)
Invesco V.I. Core Equity Fund – Series I Shares
2015 ‡	162	1.48	to	1.60	250	1.06%	0.90%	to	1.65%	(7.32%)	to	(6.62%)
2014	184	1.58	to	1.71	305	0.85%	0.90%	to	1.80%	6.20%	to	7.17%
2013	222	1.49	to	1.60	345	1.28%	0.90%	to	1.80%	26.93%	to	28.09%
2012	316	1.17	to	1.25	385	0.95%	0.90%	to	1.80%	11.83%	to	12.86%
2011	364	1.05	to	1.10	394	0.92%	0.90%	to	1.80%	(1.86%)	to	(0.96%)
Invesco V.I. Equity and Income Fund – Series II Shares
2015 ‡	245	1.46	to	1.52	364	2.30%	1.00%	to	1.80%	(4.34%)	to	(3.56%)
2014 ‡	251	1.53	to	1.58	388	1.51%	1.00%	to	1.38%	7.27%	to	7.68%
2013	140	1.42	to	1.46	202	1.43%	1.00%	to	1.38%	23.17%	to	23.64%
2012 ‡	146	1.16	to	1.18	172	1.00%	1.00%	to	1.38%	10.84%	to	11.26%
2011 ‡	201	1.04#	to	1.06#	212	1.64%	1.00%	to	1.38%	(2.65%)	to	(2.28%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2015	250	1.55	to	1.72	411	0.35%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2014	255	1.65	to	1.81	444	0.04%	0.90%	to	1.80%	2.56%	to	3.50%
2013 ‡	274	1.61	to	1.75	463	0.67%	0.90%	to	1.80%	26.50%	to	27.66%
2012 ‡	331	1.27	to	1.37	439	0.05%	0.90%	to	1.80%	8.96%	to	9.95%
2011	748	1.17	to	1.24	906	0.28%	0.90%	to	1.80%	(8.06%)	to	(7.22%)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2015 ‡	55	1.72	to	1.88	101	-	1.00%	to	1.80%	(4.14%)	to	(3.36%)
2014	57	1.80	to	1.95	108	-	1.00%	to	1.80%	9.03%	to	9.92%
2013 ‡	58	1.65	to	1.77	101	-	1.00%	to	1.80%	32.65%	to	33.73%
2012	80	1.24	to	1.32	104	-	1.00%	to	1.80%	8.39%	to	9.27%
2011	121	1.15	to	1.21	144	-	1.00%	to	1.80%	(10.71%)	to	(9.98%)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2015	639	1.60	to	1.76	1,084	3.82%	0.90%	to	1.80%	(3.30%)	to	(2.42%)
2014	784	1.65	to	1.81	1,368	4.37%	0.90%	to	1.80%	2.47%	to	3.41%
2013	975	1.61	to	1.75	1,645	4.52%	0.90%	to	1.80%	6.23%	to	7.20%
2012	1,233	1.52	to	1.63	1,949	6.05%	0.90%	to	1.80%	10.51%	to	11.52%
2011	1,206	1.38	to	1.46	1,716	5.47%	0.90%	to	1.80%	2.51%	to	3.45%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2015	1,940	1.40	to	1.55	2,868	1.15%	0.90%	to	1.80%	(4.61%)	to	(3.74%)
2014 ‡	2,303	1.47	to	1.61	3,543	0.63%	0.90%	to	1.80%	5.72%	to	6.68%
2013	2,961	1.39	to	1.51	4,291	0.54%	0.90%	to	1.80%	33.46%	to	34.68%
2012 ‡	3,771	1.04	to	1.12	4,074	0.93%	0.90%	to	1.80%	10.07%	to	11.08%
2011 ‡	4,405	0.95#	to	1.01	4,300	0.69%	0.90%	to	1.80%	(7.77%)	to	(6.92%)#
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2015 ‡	856	1.50	to	1.66	1,366	0.53%	0.90%	to	1.80%	(5.52%)	to	(4.65%)
2014	1,060	1.59	to	1.74	1,775	0.42%	0.90%	to	1.80%	9.52%	to	10.52%
2013	1,286	1.45	to	1.57	1,958	0.43%	0.90%	to	1.80%	27.98%	to	29.15%
2012 ‡	1,320	1.13	to	1.22	1,562	0.68%	0.90%	to	1.80%	12.48%	to	13.51%
2011 ‡	1,350	1.01#	to	1.07	1,411	0.21%	0.90%	to	1.80%	(5.73%)	to	(4.87%)
Neuberger Berman AMT Guardian Portfolio – S Class
2015 ‡	1,170	1.44	to	1.58	1,653	0.43%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014	1,480	1.55	to	1.68	2,238	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013	1,869	1.45	to	1.55	2,652	0.71%	0.90%	to	1.80%	36.11%	to	37.36%
2012 ‡	2,225	1.06	to	1.13	2,312	0.15%	0.90%	to	1.80%	10.57%	to	11.59%
2011 ‡	2,423	0.96#	to	1.01	2,268	0.34%	0.90%	to	1.80%	(4.82%)	to	(3.95%)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2015 ‡, 5	122	0.97	to	0.97	119	-	0.90%	to	1.65%	(3.18%)	to	(3.06%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2015 ‡	-	-	to	-	-	-	0.90%	to	1.65%	(1.43%)	to	(0.79%)
2014	53	1.22	to	1.30	69	-	0.90%	to	1.65%	1.77%	to	2.54%
2013	272	1.20	to	1.27	356	-	0.90%	to	1.65%	43.43%	to	44.53%
2012 ‡	40	0.84	to	0.88	36	-	0.90%	to	1.65%	7.02%	to	7.84%
2011 ‡	33	0.78	to	0.82#	27	-	0.90%	to	1.65%	(2.69%)	to	(1.95%)#

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2015 ‡	121	1.55	to	1.59	188	-	1.00%	to	1.25%	1.98%	to	2.24%
2014 ‡	48	1.52	to	1.52	74	0.06%	1.25%	to	1.25%	13.69%	to	13.69%
2013	22	1.34	to	1.34	29	0.84%	1.25%	to	1.25%	27.81%	to	27.81%
2012 ‡	26	1.05	to	1.05	27	0.35%	1.25%	to	1.25%	12.38%	to	12.38%
2011 ‡	38	0.93	to	0.93	35	0.11%	1.00%	to	1.25%	(2.60%)	to	(2.60%)#
Oppenheimer Global Fund/VA – Service Shares
2015	464	1.37	to	1.49	665	1.25%	0.90%	to	1.80%	1.81%	to	2.74%
2014	485	1.34	to	1.45	677	0.85%	0.90%	to	1.80%	0.22%	to	1.14%
2013 ‡	399	1.34	to	1.44	553	1.03%	0.90%	to	1.80%	24.71%	to	25.85%
2012 ‡	429	1.07	to	1.14	474	1.97%	0.90%	to	1.80%	18.77%	to	19.86%
2011	431	0.90	to	0.95	398	1.09%	0.90%	to	1.80%	(10.17%)	to	(9.35%)#
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2015	1,095	1.47	to	1.61	1,673	0.65%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	1,297	1.60	to	1.73	2,131	0.62%	0.90%	to	1.80%	9.65%	to	10.65%
2013	1,748	1.46	to	1.56	2,625	0.70%	0.90%	to	1.80%	38.10%	to	39.36%
2012 ‡	1,648	1.06	to	1.12	1,755	0.33%	0.90%	to	1.80%	15.55%	to	16.61%
2011 ‡	1,764	0.91#	to	0.96#	1,612	0.41%	0.90%	to	1.80%	(4.13%)	to	(3.26%)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2015 ‡	2,108	0.49	to	0.54	1,099	4.39%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014	2,075	0.67	to	0.73	1,478	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013	2,197	0.84	to	0.90	1,950	1.73%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
2012 ‡	2,484	1.01	to	1.07	2,631	2.44%	0.90%	to	1.80%	3.23%	to	4.18%
2011 ‡	2,218	0.97	to	1.03#	2,261	13.89%	0.90%	to	1.80%	(9.20%)	to	(8.37%)
PIMCO Real Return Portfolio – Advisor Class
2015 ‡	372	1.26	to	1.32	483	3.49%	1.00%	to	1.60%	(4.36%)	to	(3.77%)
2014	510	1.30	to	1.37	688	1.33%	1.00%	to	1.80%	1.14%	to	1.96%
2013	704	1.28	to	1.34	933	1.09%	1.00%	to	1.80%	(10.94%)	to	(10.22%)
2012 ‡	1,331	1.44	to	1.50	1,968	0.92%	1.00%	to	1.80%	6.69%	to	7.56%
2011 ‡	1,468	1.35	to	1.39#	2,021	1.85%	1.00%	to	1.80%	9.56%#	to	10.44%
PIMCO Total Return Portfolio – Advisor Class
2015	1,668	1.42	to	1.55	2,459	4.71%	0.90%	to	1.80%	(1.46%)	to	(0.55%)
2014	2,256	1.44	to	1.56	3,353	2.05%	0.90%	to	1.80%	2.30%	to	3.24%
2013	2,854	1.41	to	1.51	4,122	2.08%	0.90%	to	1.80%	(3.82%)	to	(2.94%)
2012 ‡	3,743	1.46	to	1.56	5,593	2.48%	0.90%	to	1.80%	7.52%	to	8.50%
2011 ‡	3,409	1.36#	to	1.43	4,718	2.53%	0.90%	to	1.80%	1.65%	to	2.58%
Rydex Inverse Government Long Bond Strategy Fund
2015	113	0.30	to	0.32	35	-	1.25%	to	1.80%	(2.99%)	to	(2.45%)
2014	111	0.31	to	0.33	35	-	1.25%	to	1.80%	(26.26%)	to	(25.85%)
2013	103	0.42	to	0.44	44	-	1.25%	to	1.80%	13.19%	to	13.82%
2012	215	0.37	to	0.39	82	-	1.25%	to	1.80%	(7.89%)	to	(7.37%)
2011	217	0.40	to	0.42	90	-	1.25%	to	1.80%	(31.69%)	to	(31.31%)
Sentinel Variable Products Balanced Fund
2015 ‡	101	1.42	to	1.45	143	1.49%	1.00%	to	1.25%	(1.22%)	to	(0.97%)
2014 ‡	129	1.42	to	1.46	186	1.22%	1.00%	to	1.35%	6.36%	to	6.74%
2013 ‡	210	1.33	to	1.37	283	1.57%	1.00%	to	1.50%	17.10%	to	17.69%
2012 ‡	181	1.13	to	1.15	208	1.72%	1.00%	to	1.50%	9.77%	to	10.04%
2011 ‡	191	1.03	to	1.04	199	2.07%	1.25%	to	1.50%	2.50%#	to	2.75%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Bond Fund
2015 ‡	912	1.27	to	1.36	1,201	2.99%	1.00%	to	1.80%	(3.06%)	to	(2.28%)
2014	1,077	1.31	to	1.39	1,456	2.66%	1.00%	to	1.80%	2.14%	to	2.97%
2013 ‡	1,331	1.28	to	1.35	1,755	3.09%	1.00%	to	1.80%	(2.12%)	to	(1.33%)
2012	1,478	1.31	to	1.36	1,981	2.82%	1.00%	to	1.80%	4.61%	to	5.46%
2011	1,682	1.25	to	1.29	2,145	3.27%	0.90%	to	1.80%	5.13%	to	5.98%
Sentinel Variable Products Common Stock Fund
2015 ‡	2,702	1.50	to	1.60	4,211	2.52%	1.00%	to	1.80%	(1.61%)	to	(0.81%)
2014	3,323	1.52	to	1.61	5,237	1.57%	1.00%	to	1.80%	8.36%	to	9.24%
2013	4,127	1.40	to	1.48	5,969	1.48%	1.00%	to	1.80%	29.36%	to	30.41%
2012	4,920	1.09	to	1.13	5,473	1.75%	1.00%	to	1.80%	13.03%	to	13.95%
2011	5,472	0.96	to	0.99	5,359	1.43%	1.00%	to	1.80%	0.26%	to	1.08%
Sentinel Variable Products Mid Cap Fund
2015 ‡	365	1.34	to	1.35	492	0.23%	1.25%	to	1.38%	(2.58%)	to	(2.46%)
2014	330	1.37	to	1.38	457	0.39%	1.25%	to	1.38%	3.19%	to	3.32%
2013	372	1.33	to	1.34	498	0.10%	1.25%	to	1.38%	30.50%	to	30.67%
2012 ‡	385	1.02	to	1.02	394	0.24%	1.25%	to	1.80%	10.79%	to	10.93%
2011 ‡	393	0.92#	to	0.92	363	0.01%	1.00%	to	1.80%	2.20%#	to	2.33%#
Sentinel Variable Products Small Company Fund
2015 ‡	485	1.51	to	1.61	761	-	1.00%	to	1.80%	(3.11%)	to	(2.32%)
2014	596	1.55	to	1.65	960	0.43%	1.00%	to	1.80%	4.76%	to	5.61%
2013	817	1.48	to	1.56	1,251	0.13%	1.00%	to	1.80%	32.30%	to	33.37%
2012	992	1.12	to	1.17	1,141	0.47%	1.00%	to	1.80%	9.43%	to	10.32%
2011	1,042	1.02	to	1.06	1,090	-	1.00%	to	1.80%	1.17%	to	1.99%
Templeton Developing Markets VIP Fund – Class 1
2015 ‡	833	1.16	to	1.16	966	2.48%	1.38%	to	1.38%	(20.53%)	to	(20.53%)
2014 ‡	930	1.46	to	1.46	1,357	1.77%	1.38%	to	1.38%	(9.35%)	to	(9.35%)
2013	1,027	1.61	to	1.61	1,652	2.17%	1.38%	to	1.38%	(2.10%)	to	(2.10%)
2012	1,060	1.64	to	1.64	1,742	1.66%	1.38%	to	1.38%	11.84%	to	11.84%
2011	1,190	1.47	to	1.47	1,749	1.19%	1.38%	to	1.38%	(16.83%)	to	(16.83%)
Templeton Developing Markets VIP Fund – Class 2
2015 ‡	622	0.78	to	2.29	683	2.22%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014	752	0.98	to	2.87	1,046	1.48%	0.90%	to	1.80%	(10.04%)	to	(9.21%)
2013	959	1.09	to	3.17	1,470	1.95%	0.90%	to	1.80%	(2.70%)	to	(1.81%)
2012 ‡	1,090	1.12	to	3.23	1,692	1.40%	0.90%	to	1.80%	11.12%	to	12.14%
2011 ‡	1,248	1.01#	to	2.88#	1,717	0.98%	0.90%	to	1.80%	(17.37%)	to	(16.61%)
Templeton Foreign VIP Fund – Class 1
2015	2,424	3.47	to	3.47	8,414	3.45%	1.38%	to	1.38%	(7.60%)	to	(7.60%)
2014	2,617	3.76	to	3.76	9,832	2.07%	1.38%	to	1.38%	(12.11%)	to	(12.11%)
2013	2,834	4.27	to	4.27	12,113	2.56%	1.38%	to	1.38%	21.58%	to	21.58%
2012	2,970	3.52	to	3.52	10,439	3.23%	1.38%	to	1.38%	16.96%	to	16.96%
2011	3,573	3.01	to	3.01	10,739	1.92%	1.38%	to	1.38%	(11.67%)	to	(11.67%)
Templeton Foreign VIP Fund – Class 2
2015 ‡	988	1.53	to	1.56	1,694	3.30%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014	1,212	1.67	to	1.68	2,211	1.87%	0.90%	to	1.80%	(12.73%)	to	(11.93%)
2013	1,294	1.91	to	1.91	2,680	2.30%	0.90%	to	1.80%	20.76%	to	21.86%
2012 ‡	1,418	1.58	to	1.57	2,441	2.95%	0.90%	to	1.80%	16.10%	to	17.17%
2011 ‡	2,048	1.36#	to	1.34#	3,028	1.73%	0.90%	to	1.80%	(12.24%)	to	(11.44%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Global Bond VIP Fund – Class 1
2015	1,017	5.00	to	5.00	5,088	7.91%	1.38%	to	1.38%	(5.42%)	to	(5.42%)
2014	1,119	5.29	to	5.29	5,920	5.19%	1.38%	to	1.38%	0.72%	to	0.72%
2013	1,189	5.25	to	5.25	6,244	4.87%	1.38%	to	1.38%	0.49%	to	0.49%
2012	1,299	5.23	to	5.23	6,790	6.29%	1.38%	to	1.38%	13.72%	to	13.72%
2011	1,606	4.60	to	4.60	7,379	5.60%	1.38%	to	1.38%	(1.97%)	to	(1.97%)
Templeton Growth VIP Fund – Class 1
2015	5,494	5.68	to	5.68	31,198	2.88%	1.38%	to	1.38%	(7.53%)	to	(7.53%)
2014	6,190	6.14	to	6.14	38,012	1.61%	1.38%	to	1.38%	(3.87%)	to	(3.87%)
2013	7,088	6.39	to	6.39	45,279	2.86%	1.38%	to	1.38%	29.25%	to	29.25%
2012	7,662	4.94	to	4.94	37,867	2.28%	1.38%	to	1.38%	19.73%	to	19.73%
2011	8,697	4.13	to	4.13	35,902	1.60%	1.38%	to	1.38%	(8.08%)	to	(8.08%)
Templeton Growth VIP Fund – Class 2
2015	3,236	1.47	to	1.65	4,951	2.59%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014 ‡	3,773	1.60	to	1.78	6,234	1.39%	0.90%	to	1.80%	(4.56%)	to	(3.69%)
2013	4,611	1.68	to	1.85	7,934	2.71%	0.90%	to	1.80%	28.47%	to	29.64%
2012 ‡	5,434	1.31	to	1.42	7,192	2.09%	0.90%	to	1.80%	18.88%	to	19.97%
2011 ‡	6,573	1.10#	to	1.19#	7,306	1.34%	0.90%	to	1.80%	(8.65%)	to	(7.81%)
Virtus Capital Growth Series – Class A Shares
2015	7,024	1.43	to	1.00	67,047	-	0.90%	to	1.80%	7.29%	to	8.28%
2014	7,772	1.33	to	0.92	70,131	0.06%	0.90%	to	1.80%	9.72%	to	10.73%
2013 ‡	9,060	1.22	to	0.83	73,315	0.32%	0.90%	to	1.80%	27.11%	to	28.27%
2012 ‡	10,126	0.96	to	0.65	63,623	0.57%	0.90%	to	1.80%	11.71%	to	12.74%
2011 ‡	11,409	0.86#	to	0.58#	63,161	0.05%	0.90%	to	1.80%	(6.31%)	to	(5.45%)
Virtus Growth & Income Series – Class A Shares
2015 ‡	6,790	1.44	to	1.49	11,583	0.85%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	7,557	1.62	to	1.65	14,328	0.92%	0.90%	to	2.25%	7.17%	to	8.65%
2013	8,662	1.51	to	1.52	15,170	0.84%	0.90%	to	2.25%	28.84%	to	30.62%
2012 ‡	10,343	1.17	to	1.16	13,914	0.85%	0.90%	to	2.25%	12.18%	to	13.74%
2011 ‡	12,982	1.04#	to	1.02#	15,454	0.69%	0.90%	to	2.25%	(3.87%)	to	(2.54%)#
Virtus International Series – Class A Shares
2015	7,694	1.91	to	1.56	18,888	2.21%	0.90%	to	1.80%	(12.09%)	to	(11.29%)
2014	8,600	2.18	to	1.76	24,099	3.67%	0.90%	to	1.80%	(5.63%)	to	(4.77%)
2013	9,739	2.31	to	1.84	29,248	2.11%	0.90%	to	1.80%	5.85%	to	6.81%
2012 ‡	11,153	2.18	to	1.73	31,618	2.72%	0.90%	to	1.80%	14.42%	to	15.47%
2011 ‡	12,796	1.90#	to	1.49#	31,708	2.54%	0.90%	to	1.80%	(6.29%)	to	(5.43%)#
Virtus Multi-Sector Fixed Income Series – Class A Shares
2015	3,620	1.87	to	2.19	16,563	4.07%	0.90%	to	1.80%	(3.03%)	to	(2.14%)
2014	4,149	1.93	to	2.24	19,391	4.69%	0.90%	to	1.80%	0.07%	to	0.99%
2013	4,965	1.93	to	2.21	22,851	5.39%	0.90%	to	1.80%	0.41%	to	1.33%
2012 ‡	5,548	1.92	to	2.18	25,754	6.15%	0.90%	to	1.80%	12.63%	to	13.66%
2011 ‡	6,507	1.70#	to	1.92#	25,889	6.54%	0.90%	to	1.80%	1.15%#	to	2.07%
Virtus Real Estate Securities Series – Class A Shares
2015	1,555	3.91	to	4.91	8,774	1.34%	0.90%	to	1.80%	0.54%	to	1.46%
2014	1,903	3.89	to	4.84	10,061	1.14%	0.90%	to	1.80%	29.26%	to	30.44%
2013	2,194	3.01	to	3.71	8,709	1.41%	0.90%	to	1.80%	(0.92%)	to	(0.01%)
2012 ‡	2,597	3.04	to	3.71	10,809	0.98%	0.90%	to	1.80%	14.87%	to	15.92%
2011 ‡	3,021	2.65#	to	3.20#	10,548	0.70%	0.90%	to	1.80%	7.90%#	to	8.88%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Small-Cap Growth Series – Class A Shares
2015	2,285	2.95	to	3.34	7,243	-	0.90%	to	1.80%	(1.09%)	to	(0.18%)
2014	2,607	2.99	to	3.34	8,312	-	0.90%	to	1.80%	3.61%	to	4.56%
2013 ‡	3,061	2.88	to	3.20	9,371	0.27%	0.90%	to	1.80%	37.69%	to	38.94%
2012 ‡	3,704	2.09	to	2.30	8,195	0.19%	0.90%	to	1.80%	9.80%	to	10.80%
2011 ‡	4,561	1.91#	to	2.08	9,134	-	0.90%	to	1.80%	14.50%	to	15.54%
Virtus Small-Cap Value Series – Class A Shares
2015 ‡	3,109	1.61	to	1.89	7,318	0.51%	0.90%	to	1.80%	(3.14%)	to	(2.25%)
2014	3,777	1.73	to	2.01	9,075	0.59%	0.90%	to	1.80%	5.58%	to	6.55%
2013	4,674	2.21	to	2.84	11,280	0.57%	0.90%	to	1.80%	38.24%	to	39.50%
2012 ‡	5,837	1.60	to	2.04	10,163	2.20%	0.90%	to	1.80%	6.18%	to	7.16%
2011 ‡	7,001	1.51#	to	1.90#	11,602	0.78%	0.90%	to	1.80%	2.66%#	to	3.60%
Virtus Strategic Allocation Series – Class A Shares
2015	5,801	2.15	to	2.80	50,726	1.68%	0.90%	to	1.80%	(7.08%)	to	(6.23%)
2014	6,668	2.21	to	2.87	62,299	2.10%	0.90%	to	1.80%	0.00%*	to	0.92%
2013	7,733	1.64	to	1.89	67,205	1.91%	0.90%	to	1.80%	15.87%	to	16.93%
2012 ‡	8,763	1.42	to	1.62	66,381	2.27%	0.90%	to	1.80%	11.38%	to	12.40%
2011 ‡	10,302	1.27#	to	1.44#	68,746	2.22%	0.90%	to	1.80%	0.08%	to	0.99%
Wanger International
2015 ‡	3,711	3.16	to	2.69	25,046	1.43%	0.90%	to	1.80%	(1.70%)	to	(0.80%)
2014	4,137	3.22	to	2.72	28,096	1.40%	0.90%	to	1.80%	(6.12%)	to	(5.26%)
2013	4,694	3.43	to	2.87	34,138	2.61%	0.90%	to	1.80%	20.17%	to	21.27%
2012 ‡	5,290	2.85	to	2.36	31,437	1.19%	0.90%	to	1.80%	19.37%	to	20.47%
2011 ‡	6,149	2.39#	to	1.96#	30,485	4.72%	0.90%	to	1.80%	(16.15%)	to	(15.39%)#
Wanger International Select
2015	1,111	2.42	to	2.36	3,502	1.50%	0.90%	to	1.80%	(2.81%)	to	(1.92%)
2014	1,186	2.49	to	2.41	3,829	1.31%	0.90%	to	1.80%	(8.63%)	to	(7.80%)
2013 ‡	1,435	2.72	to	2.61	5,029	5.80%	0.90%	to	1.80%	11.99%	to	13.01%
2012 ‡	1,508	2.43	to	2.31	4,671	1.18%	0.90%	to	1.80%	19.80%	to	20.90%
2011 ‡	1,610	2.03#	to	1.91#	4,120	1.49%	0.90%	to	1.80%	(11.73%)#	to	(10.92%)
Wanger Select
2015	1,356	2.39	to	3.09	5,161	0.01%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2014	1,476	2.43	to	3.11	5,650	-	0.90%	to	1.80%	1.29%	to	2.21%
2013	1,813	2.40	to	3.04	6,757	0.28%	0.90%	to	1.80%	32.16%	to	33.37%
2012 ‡	1,958	1.81	to	2.28	5,478	0.41%	0.90%	to	1.80%	16.32%	to	17.39%
2011 ‡	2,178	1.56#	to	1.94#	5,190	2.19%	0.90%	to	1.80%	(19.16%)#	to	(18.42%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2015	4,313	2.37	to	2.91	27,913	-	0.90%	to	1.80%	(2.40%)	to	(1.50%)
2014	4,808	2.43	to	2.95	31,658	-	0.90%	to	1.80%	2.90%	to	3.84%
2013 ‡	5,661	2.36	to	2.84	36,001	0.14%	0.90%	to	1.80%	31.35%	to	32.55%
2012 ‡	6,380	1.80	to	2.15	30,458	0.31%	0.90%	to	1.80%	17.85%	to	18.93%
2011 ‡	7,477	1.53#	to	1.80#	29,689	-	0.90%	to	1.80%	(5.22%)	to	(4.36%)

*Amount is less than 0.005%.
‡For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
#This represents a prior period number that has been restated due to an error. During the preparation of the 2012 financial statements, Phoenix Life discovered errors in the unit value and total return financial highlight disclosures for the investment option for the 2011 period identified. In prior periods, the unit value and total return ranges were shown regardless of their relationship with the expense ratio presented. Accordingly, in 2012, Phoenix Life restated these unit values and total return ranges to correspond correctly to the lowest or highest expense ratio reported (as described in note 3 below).
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	[5]From inception November 2, 2015 to December 31, 2015.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Phoenix, distributes Phoenix Life’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges at a maximum rate of $35 per policy. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.
Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges. Because a contract’s value and duration may vary, the surrender charge may also vary.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2015 and 2014 were $534,621 and $733,337, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. Phoenix Life will make deductions at a maximum rate of 2.25% of the contract’s value for the mortality and expense cost risks and 0.125% for administrative cost risk, which Phoenix Life undertakes. The total aggregate expense for the period ended December 31, 2015 was $5,495,667.
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to Phoenix Life when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Intercompany Reinsurance Treaty
On June 30, 2015, Phoenix executed an intercompany reinsurance treaty between two of its subsidiaries, Phoenix Life and PHL Variable Insurance Company (“PHL Variable”) after receiving regulatory approval from the New York State Department of Financial Services (“ NYDFS”) and the Connecticut Insurance Department. Under the reinsurance treaty, Phoenix Life will retrocede to PHL Variable on a modified coinsurance basis, policy liabilities of a block of corporate-owned life insurance policies. As of result of discussions with its regulators related to this treaty, Phoenix decided to de-stack its insurance company subsidiaries.
Destacking
On July 29, 2015, Phoenix completed de-stacking of its insurance company subsidiaries, which are now all direct subsidiaries of Phoenix. Prior to the de-stacking, Phoenix Life ,a direct subsidiary of Phoenix, was the indirect parent of PHL Variable, American Phoenix Life and Reassurance Company and Phoenix Life and Annuity Company . It was approved by the NYDFS, which regulates Phoenix Life, and the Connecticut Insurance Department, which regulates the other three subsidiaries.
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”) . Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. After completion of the transaction, which is expected to close in early 2016, Nassau will contribute $100 million in new equity capital into Phoenix and Phoenix will be a privately held, wholly owned subsidiary of Nassau. In addition, as part of the Nassau Transaction, Phoenix launched a consent solicitation in connection with its 7.45% quarterly Interest Bonds due 2032 (the “Consent Solicitation”).
Phoenix Shareholder Litigation
On October 26, 2015, a putative class action lawsuit was filed by a purported shareholder of Phoenix in the Superior Court of the State of Connecticut challenging the Nassau Transaction. The lawsuit alleged that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholders by agreeing to the Nassau Transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies – Phoenix, Nassau and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau) – aided and abetted such alleged breaches. The plaintiff in the action, which is styled Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S (Conn. Super. Ct., Hartford), sought , among other things, an order enjoining the merger and, in the event the merger is completed, rescission and/or damages as a result of the alleged violations of law, as well as fees and costs.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Phoenix Shareholder Litigation Settlement
On December 10, 2015, Phoenix and the other defendants executed a Memorandum of Understanding (“MOU”) with the plaintiff providing for settlement of the suit based on certain supplemental disclosures to be released to Phoenix shareholders in advance of the December 17, 2015 shareholder vote. The settlement reflected in the MOU is subject to certain confirmatory discovery by the plaintiffs in the litigation and subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the litigation. The MOU outlines the terms of the agreement in principle to settle and release all claims which were or could have been asserted in the litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the conditional certification of the Litigation as a non opt-out class action. The stipulation of settlement will provide for the release of any and all claims arising from the merger, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consideration to be received by Phoenix stockholders in the merger or the timing of the anticipated closing of the merger. There can be no assurance that the settling parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the settling parties were to enter into the stipulation. In such event, or if the merger is not consummated for any reason, the proposed settlement will be null and void and of no force and effect. In January 2016, named-plaintiff, Thomas White, and non-party, Stephen Bushansky, a member of the putative class, moved to substitute Stephen Bushansky as plaintiff, which motion was granted.
Phoenix Proxy Solicitation
On December 17, 2015, at a special meeting, Phoenix shareholders approved the adoption of the Agreement and Plan of Merger, dated as of September 28, 2015, among Phoenix, Davero Merger Sub Corp. and Nassau. Subject to the terms and conditions of the merger agreement, Davero Merger Sub Corp., a direct wholly-owned subsidiary of Nassau, will be merged with and into Phoenix with Phoenix as the surviving company and a direct wholly-owned subsidiary of Nassau.
Consent Solicitation
On January 7, 2016, Phoenix commenced the Consent Solicitation to amend the indenture governing the bonds (the “Indenture”) in connection with the Nassau Transaction. On March 4, 2016, Phoenix announced the success of the Consent Solicitation. The consents received represented approximately 72.9% of the outstanding principal amount. On March 9, 2016, the Company and the Trustee executed a fourth supplemental indenture (the “Fourth Supplemental Indenture”) amending the Indenture effective as of such date. If the merger is consummated and the bonds are delisted, Phoenix will no longer be required to file SEC Reports with the SEC and will not be required to file reports with the bond’s trustee or the SEC pursuant to the terms of the Indenture or the Trust Indenture Act of 1939, as amended. The amendment would require Phoenix to deliver to the trustee and make available to bondholders certain annual financial statements, quarterly financial statements and reports on certain current events.
Consent Solicitation Litigation
On February 8, 2016, plaintiff Kenneth Roth filed a putative class action complaint (“Complaint”) in New York Supreme Court (New York County) (the “Court”) against Phoenix and U.S. Bank National Association in its capacity as indenture trustee (the “Trustee”), Index No. 650634/2016 (the “Litigation”), relating to the Consent Solicitation. The Complaint asserts claims against Phoenix for breach of contract, breach of the covenant of good faith and fair dealing, negligent misrepresentation, a temporary restraining order, a preliminary and permanent injunction, and a declaratory judgment. In addition to damages, costs, and attorneys’ fees, the Complaint asks the Court to temporarily restrain, and preliminarily and permanently enjoin the Consent Solicitation or, alternatively, declare that the proposed supplemental indenture is null and void. The Complaint further alleges that the Trustee breached its fiduciary duty to bondholders by, inter alia, allowing the Consent Solicitation to be issued. Phoenix believes that the lawsuit is without merit and that no additional or amended disclosure is required to supplement the Consent Solicitation, and that no changes to the proposed supplemental indenture are required, under applicable laws.
Consent Solicitation Litigation Settlement
On February 24, 2016, the parties to the Litigation (the “Settling Parties”) entered into the MOU providing for the settlement of the Litigation, subject to the approval of the Court, among other things. The defendants have vigorously denied, and continue vigorously to deny, that they have committed any violation of law or engaged in any of the wrongful acts that were alleged in the Litigation. The MOU outlines the terms of the Settling Parties’ agreement in principle to settle and release all claims which were

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
or could have been asserted in the Litigation. The parties to the MOU will seek to enter into a stipulation of settlement that will be presented to the Court for final approval. The stipulation of settlement will be subject to customary conditions, including approval by the Court, which will consider the fairness, reasonableness and adequacy of the settlement. The stipulation of settlement will provide for, among other things, the release of any and all claims arising from or relating to the Consent Solicitation, subject to approval by the Court. The release will not become effective until the stipulation of settlement is approved by the Court. In connection with the settlement, subject to the ultimate determination of the Court, counsel for plaintiff may receive an award of reasonable fees. Neither this payment nor the settlement will affect the consent fee to be received by consenting Phoenix bondholders in the Consent Solicitation. There can be no assurance that the Settling Parties will ultimately enter into a stipulation of settlement or that the Court will approve the settlement even if the Settling Parties were to enter into the stipulation. In such event, or if the Consent Solicitation is not consummated for any reason, the proposed settlement will be null and void and of no force and effect.
SEC Cease-and-Desist Order
Phoenix and PHL Variable are subject to a Securities and Exchange Commission (the “SEC”) Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Cases Brought by Policy Investors Against Phoenix, Phoenix Life, PHL Variable
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life and PHL Variable promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011 in certain universal life insurance policies. The complaint sought damages for breach of contract. The class certified by the court was limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment.
PHL Variable has been named as a defendant in six actions challenging its COI rate adjustments in certain universal life insurance policies implemented concurrently with the Phoenix Life adjustments. Phoenix Life and PHL Variable are referred to as the “Phoenix Life Companies.” Five cases have been brought against PHL Variable, while one case has been brought against both PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant, and consolidated with No. 3:14-cv-00555-WWE (collectively the “U.S. Bank Conn. Litigations”)); and (6) SPRR LLC (C.A. No. 1:14-cv-8714-CM; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation, the two U.S. Bank N.Y. Litigations and the SPRR Litigation were assigned or reassigned to the same judge as the Fleisher Litigation. The plaintiff in the Tiger Capital Litigation sought damages for breach of contract and declaratory relief. The plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations sought damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation sought damages for breach of contract for a nationwide class of policyholders.
The Phoenix Life Companies reached an agreement as of April 30, 2015, memorialized in a formal settlement agreement executed on May 29, 2015, with SPRR, LLC, Martin Fleisher, as trustee of the Michael Moss Irrevocable Life Insurance Trust II, and Jonathan Berck, as trustee of the John L. Loeb, Jr. Insurance Trust (collectively, the SPRR Litigation and the Fleisher Litigation plaintiffs referred to as the “Plaintiffs”), to resolve the Fleisher Litigation and SPRR Litigation (the “Settlement”). A motion for preliminary approval of the Settlement was filed with the United States District Court for the Southern District of New York on May 29, 2015 and on June 3, 2015, the court granted preliminary approval of the Settlement and ordered notice be given to class members. The proposed Settlement class consists of all policyholders that were subject to the 2010 or 2011 COI rate adjustments (collectively, the “Settlement Class”), including the policies within the above-named COI cases. The Phoenix Life Companies agreed to pay a total of $48.5 million , as reduced for any opt-outs, in connection with the Settlement. The Phoenix Life Companies agreed not to impose additional increases to COI rates on policies participating in the Settlement Class through the end of 2020, and not to challenge the validity of policies participating in the Settlement Class for lack of insurable interest or misrepresentations in the policy applications. Under the Settlement, policyholders are members of the Settlement Class, including those which have filed individual actions relating to COI rate adjustments, may opt out of the Settlement and separately litigate their claims. The opt-out period expired on July 17, 2015 and opt-out notices have been received by the Phoenix Life Companies, including from U.S. Bank, a party to four COI cases. On September 9, 2015, the judge in the Fleisher and SPRR Litigations entered an order approving of the Settlement and final judgment was entered on December 9, 2015.
On June 3, 2015, the parties to the Tiger Capital Litigation advised the court of a settlement of the Tiger Capital Litigation, which includes Tiger Capital, LLC’s participation in the class Settlement. The settlement of the Tiger Capital Litigation was on a basis that will not have a material impact on the Company’s financial statements. The Tiger Capital Litigation was closed by the court on October 21, 2015.
On September 28, 2015, the Plaintiff in the U.S. Bank N.Y. Litigations and PHL Variable filed a joint stipulation of dismissal of the U.S. Bank N.Y. Litigations with prejudice pursuant to an agreement to settle. The U.S. Bank Conn. Litigations are proceeding, and the Plaintiff seeks damages and attorney’s fees for breach of contract and other common law and statutory claims. Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions. On March 23, 2015, an Administrative Law Judge (“ALJ”) in Wisconsin ordered PHL Variable to pay restitution to current and former owners of seven policies and imposed a fine on PHL Variable which, in a total amount, does not have a material impact on PHL Variable’s financial position (Office of the Commissioner of Insurance Case No. 13- C35362). PHL Variable disagrees with the ALJ’s determination and has appealed the order.
For any cases or regulatory directives not resolved by the Settlement, Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. For any matters not resolved by the Settlement, the outcome is uncertain and any potential losses cannot be reasonably estimated.
Cases Brought by Policyholders
On October 30, 2009, Brian S. Shevlin, Keith P. Shevlin, and Erin Taylor (the “Shevlins” or “Plaintiffs”) brought a purported class action suit against Phoenix Life and Phoenix (collectively “Defendants”) in the Superior Court of New Jersey, Mercer County, Brian S. Shevlin at al. v. Phoenix Life Insurance et al., Docket No. MER-L-2792-09. The Shevlins, on behalf of themselves and a

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
class of owners of closed block policies established upon the demutualization of Phoenix Life in 2001, challenged the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. Defendants removed the suit to the United States District Court for the District of New Jersey (Case No. 09-cv-06323). On August 24, 2010, the District Court partially granted and partially denied Defendants’ motion to dismiss, and shortly thereafter Plaintiffs filed a Second Amended Complaint. Plaintiffs allege that the reduction of dividends breached the terms of their policies with Phoenix Life, and unjustly enriched Phoenix. On June 30, 2014, the court denied Phoenix’s motion for summary judgment, and instructed the parties to proceed to brief class certification. On February 9, 2016, the court denied the pending motion for class certification without prejudice to renew it if a planned mediation was unsuccessful in resolving the action. The outcome of this litigation and any potential award of damages are uncertain.
Rating Agency Actions
On October 1, 2015, Standard & Poor’s Rating Service affirmed its rating for Phoenix, Phoenix Life and PHL Variable and changed the outlook to positive based on the Nassau Transaction and capital infusion. Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PHL Variable’s credit ratings or aspects of its liquidity or costs of funds. Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On or about April 29, 2016, the Wanger International Select Fund will liquidate and dissolve.
C.    Name Changes
Effective on or about April 29, 2016, the Federated Prime Money Fund II will be renamed the Federated Government Money Fund II (Service Shares).
Effective on or about April 29, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio will be renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective on or about April 29, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio will be renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective May 1, 2015, the AllianceBernstein VPS Balanced Wealth Strategy Portfolio was renamed the AB VPS Balanced Wealth Strategy Portfolio.
Effective August 11, 2014, the DWS Equity 500 Index VIP fund was renamed the Deutsche Equity 500 Index VIP fund.
Effective August 11, 2014, the DWS Small Cap Index VIP fund was renamed the Deutsche Small Cap Index VIP fund.
Effective May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective May 1, 2014, the Mutual Shares Securities Fund was renamed Franklin Mutual Shares VIP Fund.
Effective May 1, 2014, the Templeton Developing Markets Securities Fund was renamed Templeton Developing Markets VIP Fund.
Effective May 1, 2014, the Templeton Foreign Securities Fund was renamed Templeton Foreign VIP Fund.
Effective May 1, 2014, the Templeton Growth Securities Fund was renamed Templeton Growth VIP Fund.
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisers Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadviser, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadviser to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.
Note 11—Subsequent Events
Capital Contributions
On February 25, 2016, PHL Variable received permission from the Connecticut Insurance Department to admit $23.1 million of receivables from Phoenix as an additional capital contribution on its balance sheet as of December 31, 2015. On February 26, 2016, Phoenix made a capital contribution of $23.1 million to PHL Variable.
Dividends
On March 10, 2016, Phoenix Life declared a $20.0 million dividend to Phoenix.
Management and Organizational Changes
On January 22, 2016, Phoenix announced that Bonnie J. Malley, Executive Vice President and Chief Financial Officer, intends to leave PNX upon the completion of the Nassau Transaction. Upon completion of the Nassau Transaction, PNX plans to appoint Ernest McNeill Jr. as Chief Financial Officer. Mr. McNeill is currently Phoenix’s Senior Vice President and Chief Accounting Officer.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors Phoenix Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Phoenix Life Variable Accumulation Account (comprised of the divisions listed in Note 1) (collectively, “the Separate Account”) as of December 31, 2015, the related statements of operations and changes in net assets for the period then ended and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Phoenix Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Phoenix Life Variable Accumulation Account as of December 31, 2015, and the results of its operations and changes in its net assets for the year then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut

April 25, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life Insurance Company:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the Phoenix Life Variable Accumulation Account (identified in Note 1) at December 31, 2014, the results of each of their operations for the period then ended, the changes in net assets for the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Phoenix Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.
/s/ Pricewaterhouse Cooper LLP
May 1, 2015
Boston, Massachusetts

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
OL4261 © 2015 The Phoenix Companies, Inc.	2-15